UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — June 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|12

Semiannual report

Putnam VT Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Stock markets around the world continue to exhibit volatility due to Europe’s unresolved sovereign debt crisis, China’s decelerating economy, and slower-than-expected economic growth in the United States.

At the end of June, however, the European summit in Brussels offered evidence that policymakers were taking positive steps toward resolving the eurozone’s debt crisis. Although a lasting resolution remains to be seen, investors were heartened by the European developments, and the rally that came on the final day of the month pushed stocks to their best June in more than a decade. This performance followed a sharp market sell-off in May.

Putnam’s fundamental, bottom-up investment approach is well suited to uncovering opportunities in today’s volatile market environment, while seeking to guard against downside risk. In this climate, it is also important to rely on the expertise of your financial advisor, who can help you maintain a long-term focus and balanced investment approach.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/12)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2012

Class IA: $6.76	Class IB: $6.77

Total return at net asset value
				Citigroup
			Barclays	Non-U.S.	JPMorgan
			U.S.	World	Developed
	Class IA	Class IB	Aggregate	Government	High Yield
(as of 6/30/12)	shares*	shares†	Bond Index	Bond Index	Index‡

6 months	4.26%	4.29%	2.37%	–0.02%	7.33%

1 year	–1.60	–1.72	7.47	0.44	8.43

5 years	24.31	24.55	38.90	42.82	51.45
Annualized	4.45	4.49	6.79	7.39	8.66

10 years	92.88	90.93	72.96	99.47	160.36
Annualized	6.79	6.68	5.63	7.15	10.04

Life	178.35	171.02	206.33	201.38	—
Annualized	5.60	5.45	6.14	6.03	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	20.1%

Aaa	25.0%

Aa	0.3%

A	2.0%

Baa	9.7%

Ba	9.7%

B	19.0%

Caa and below	19.8%

Not rated	-5.6%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/12. Cash and net other assets represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% of net assets because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities.

Credit qualities are shown as a percentage of net assets as of 6/30/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Diversified Income Fund 1

Report from your fund’s manager

How would you characterize the bond markets through the first half of 2012?

The year began on a positive note, with better-than-expected economic data reported in the United States and the sovereign debt situation in Europe appearing to head in the right direction. Greece successfully restructured its existing debt, and the likelihood of a wave of defaults throughout peripheral Europe appeared low. The tone in the markets changed dramatically in April and May, as more recent economic data in the United States suggested that the unusually warm winter had inflated earlier reports, and that an economic slowdown was a real possibility. Meanwhile, officials in Italy and Spain requested a capital infusion for their banking systems, suggesting that the fiscal conditions in Europe may be bleaker than investors had believed. Against this backdrop, yields on U.S. Treasuries fell to record lows, as investors moved to a “risk-off” position.

With demand clearly high for “safe haven” assets like U.S. Treasuries, what is your outlook for the sector?

Despite the uncertain macroeconomic environment, we continue to believe that a strategy that relies on rates declining further to drive returns is a risky proposition. With short-term rates anchored at zero, risk-averse investors seeking any return on their investment have been buying longer-dated Treasuries. At the same time, the Federal Reserve [Fed], through two rounds of quantitative easing and a program called “Operation Twist,” which was recently extended for another six months, has been buying large quantities of intermediate- and long-term Treasuries, removing some of the supply from the market and helping to drive rates even lower. Interest rates wouldn’t have to increase much in order for investors to start seeing losses, particularly with Treasuries and certain other high-quality bonds offering so little income to offset any negative price movements. With that being the case, we believe investors need to be very cautious with their allocations to Treasuries at today’s rates.

How did the fund’s holdings in so-called “spread sectors” perform?

Performance in the non-agency residential mortgage-backed securities [RMBS] sector was quite positive during the period. One reason, we believe, was investor appetite for attractive yields. Non-agency mortgages, of course, carry no government guarantee, and as a result tend to offer higher yields than a number of other sectors of the bond market — these days, non-agency RMBS yields have generally been in the high single digits. And with the yield on the 10-year Treasury now well below 2%, we believe this has been an attractive segment of the market for many investors and money managers.

The supply and demand dynamics in this sector also helped performance. For much of 2011, investors worried that the Fed, which held a large amount of non-agency RMBS in its so-called “Maiden Lane” portfolio, might attempt to sell its positions too quickly, flooding the market with excess supply. Those fears never materialized, and in fact the Fed successfully sold off its remaining Maiden Lane holdings in the first quarter. Today, there is almost no new supply of securitized non-agency RMBS, and the perceived limited supply in the market has helped offer some price stability to the sector.

The fund’s position in high-yield corporate bonds, meanwhile, generated a positive total return during the period. The high-yield market was not as strong in the second quarter as it had been in the first three months of the year. Despite that trend, we believe the fundamentals in the high-yield market remain very attractive, with low default rates and higher-than-average spreads. Our security selection in the sector generally was solid, and the income we earned on our holdings more than offset the price weakness in the sector during the quarter.

The fund continues to hold a significant allocation to interest-only collateralized mortgage obligations, or “IOs,” although we’ve reduced our exposure in recent months. As the name suggests, these securities are derived from the interest payments on pools of residential mortgages. Essentially, the longer it takes for homeowners to repay the principal on their mortgages, the more money a bondholder will make from interest payments on that loan. Over the past several quarters, with home prices still under pressure and refinancing difficult for many homeowners to obtain, IO securities have performed quite well. But in April and May, spreads widened as investors worried that with mortgage rates dropping to all-time lows, refinancing activity might increase.

What is your outlook for the rest of 2012?

As has been the case for some time, we continue to believe the opportunities in non-government sectors remain the most attractive areas of the bond markets. But given the extreme uncertainty in the markets today, we’re taking a conservative view looking ahead in 2012. The most pressing questions, for us and for investors broadly, are: Will the situation in Europe deteriorate, and can the economy in the United States find its footing? Despite the uncertainty, we believe that many areas of the bond markets have already priced in rather bleak economic conditions, so slow and steady growth — particularly in the United States — may be enough to help risk assets rally. In terms of positioning, we continue to prefer both credit risk, gained through exposure to corporate bonds and non-agency mortgage-backed securities, and prepayment risk, which is associated with certain types of collateralized mortgage obligations, over interest-rate risk. While the potential for short-term price volatility remains elevated, we believe that our actively managed, risk-conscious approach remains a prudent strategy for investing in today’s bond markets.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

2 Putnam VT Diversified Income Fund

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; Paul D. Scanlon, CFA; and Raman Srivastava, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

A word about derivatives

Derivatives employed by the fund generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may depreciate in value, lose money, amplify traditional fixed-income risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives carry “counterparty risk,” the risk that the other party is unable or unwilling to pay. Putnam monitors counterparty risk and, for some types of derivatives, seeks to mitigate it by entering into collateral agreements with counterparties which require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2012, to June 30, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/12		for the 6 months ended 6/30/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.91	$5.18	$3.87	$5.12

Ending value
(after expenses)	$1,042.60	$1,042.90	$1,021.03	$1,019.79

Annualized
expense ratio	0.77%	1.02%	0.77%	1.02%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

The fund’s portfolio 6/30/12 (Unaudited)

CORPORATE BONDS AND NOTES (32.8%)*		Principal amount	Value

Basic materials (1.9%)
Atkore International, Inc. company
guaranty sr. notes 9 7/8s, 2018		$387,000	$375,390

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)		360,000	391,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)		250,000	268,125

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.468s, 2013
(Netherlands)		100,000	89,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		368,000	358,800

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)		180,000	190,800

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)		321,000	325,815

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)		247,000	247,910

FMG Resources August 2006 Pty, Ltd. 144A
sr. unsec. notes 6 7/8s, 2022 (Australia)		145,000	145,159

Grohe Holding GmbH 144A company guaranty
sr. notes FRN 4.662s, 2017 (Germany)	EUR	418,000	494,659

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020		$56,000	48,300

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes
8 7/8s, 2018		220,000	224,400

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021		387,000	436,343

INEOS Finance PLC 144A company guaranty
sr. notes 9 1/4s, 2015 (United Kingdom)	EUR	160,000	215,507

INEOS Finance PLC 144A company guaranty
sr. notes 7 1/2s, 2020 (United Kingdom)		$70,000	70,350

INEOS Group Holdings, Ltd. company
guaranty sr. unsec. notes Ser. REGS, 7 7/8s,
2016 (United Kingdom)	EUR	326,000	352,345

LyondellBasell Industries NV 144A company
guaranty sr. notes 6s, 2021 (Netherlands)		$285,000	312,788

LyondellBasell Industries NV 144A sr. unsec.
notes 5 3/4s, 2024 (Netherlands)		300,000	321,000

LyondellBasell Industries NV 144A sr. unsec.
notes 5s, 2019 (Netherlands)		540,000	566,325

Momentive Performance Materials, Inc.
company guaranty notes 9 1/2s, 2021	EUR	175,000	155,495

Momentive Performance Materials, Inc.
notes 9s, 2021		$34,000	25,755

Momentive Performance Materials, Inc. 144A
company guaranty sr. notes 10s, 2020		70,000	70,175

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020		205,000	220,888

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015		306,000	302,175

PE Paper Escrow GmbH sr. notes Ser. REGS,
11 3/4s, 2014 (Austria)	EUR	397,000	534,743

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020		$60,000	62,700

SGL Carbon SE company guaranty sr. sub.
notes FRN Ser. EMTN, 1.94s, 2015 (Germany)	EUR	182,000	221,237

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		$132,000	133,320

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Basic materials cont.
Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017		$202,000	$226,998

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020		418,000	486,970

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		253,000	261,223

Teck Resources Limited sr. notes 10 1/4s, 2016
(Canada)		175,000	195,344

TPC Group, LLC company guaranty sr. notes
8 1/4s, 2017		255,000	269,663

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes 8 3/4s, 2019		120,000	47,400

			8,648,602
Capital goods (1.8%)
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		135,000	144,956

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019		368,000	390,080

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014		143,000	147,290

ARD Finance SA sr. notes Ser. REGS, 11 1/8s,
2018 (Luxembourg) ‡‡	EUR	105,562	118,599

ARD Finance SA 144A sr. notes 11 1/8s,
2018 (Luxembourg) ‡‡	EUR	111,858	125,672

Ardagh Packaging Finance PLC sr. notes Ser.
REGS, 7 3/8s, 2017 (Ireland)	EUR	190,000	251,342

Ball Corp. company guaranty sr. unsec. notes
5s, 2022		$46,000	47,840

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		398,000	439,790

BE Aerospace, Inc. sr. unsec.
unsub. notes 5 1/4s, 2022		180,000	184,500

Berry Plastics Corp. company
guaranty notes 9 1/2s, 2018		116,000	123,540

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021		33,000	35,888

Berry Plastics Holding Corp. company
guaranty sr. unsec. sub. notes 10 1/4s, 2016		230,000	236,900

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020		208,000	222,560

Consolidated Container Co. LLC/Consolidated
Container Capital, Inc. 144A company
guaranty sr. unsec notes 10 1/8s, 2020		130,000	132,925

Crown Euro Holdings SA 144A sr. notes
7 1/8s, 2018 (France)	EUR	60,000	81,875

Kratos Defense & Security Solutions, Inc.
company guaranty sr. notes 10s, 2017		$405,000	436,388

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)		469,000	598,766

Mueller Water Products, Inc. company
guaranty sr. unsec. unsub. notes 8 3/4s, 2020		30,000	33,300

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016		335,000	308,200

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017		155,000	164,494

Rexam PLC unsec. sub. bonds FRB 6 3/4s,
2067 (United Kingdom)	EUR	210,000	252,704

Rexel SA company guaranty sr. unsec.
notes 8 1/4s, 2016 (France)	EUR	324,000	443,758

Reynolds Group Issuer, Inc. 144A company
guaranty sr. notes 7 1/8s, 2019		$185,000	193,788

Putnam VT Diversified Income Fund 5

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Capital goods cont.
Reynolds Group Issuer, Inc. 144A company
guaranty sr. unsec. notes 9s, 2019		$110,000	$109,725

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
company guaranty sr. notes 7 3/4s, 2016	EUR	467,000	612,731

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
sr. notes 7 7/8s, 2019		$100,000	108,250

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
sr. unsec. notes 9 7/8s, 2019		100,000	103,500

Ryerson, Inc. company guaranty sr. notes
12s, 2015		428,000	430,140

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018		200,000	217,000

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020		195,000	210,600

Terex Corp. sr. unsec. sub. notes 8s, 2017		81,000	84,038

Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017		510,000	521,475

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017		138,000	151,800

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018		390,000	428,025

			8,092,439
Communication services (3.8%)
Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018		90,000	93,600

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017		150,000	167,250

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020		66,000	71,280

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018		352,000	382,800

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021		162,000	172,935

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019		138,000	149,730

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. notes 8 5/8s, 2017		206,000	221,965

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018		284,000	274,060

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2017		100,000	104,000

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015		469,000	426,790

Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020		326,000	311,330

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015		500,000	515,000

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		660,000	700,425

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019		90,000	96,525

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s,
2017 (Jamaica)		443,000	450,753

Equinix, Inc. sr. unsec. notes 7s, 2021		175,000	193,375

Frontier Communications Corp. sr. unsec.
notes 9 1/4s, 2021		80,000	86,000

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017		250,000	268,750

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Communication services cont.
Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018		$787,000	$834,220

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019		277,000	294,313

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021		337,000	366,488

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)		500,000	533,750

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		189,000	199,868

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡		1,399,937	1,445,435

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)		349,000	359,470

Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡		180,000	185,850

Kabel Deutschland GmbH 144A sr. bonds
6 1/2s, 2018 (Germany)	EUR	140,000	188,897

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019		$169,000	182,520

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020		184,000	193,200

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019		50,000	51,313

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019		71,000	77,923

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018		553,000	575,811

Nextel Communications, Inc. company
guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015		73,000	73,091

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		500,000	521,250

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 8 7/8s, 2019		16,000	14,500

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021		69,000	59,168

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017		364,000	392,210

PAETEC Holding Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018		215,000	240,263

Phones4U Finance PLC 144A sr. notes 9 1/2s,
2018 (United Kingdom)	GBP	240,000	338,289

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		$55,000	61,311

Qwest Corp. sr. unsec. unsub. notes
7 1/4s, 2025		148,000	162,408

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		78,000	85,410

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016		143,000	152,295

Sprint Capital Corp. company guaranty
8 3/4s, 2032		42,000	38,220

Sprint Capital Corp. company guaranty
6 7/8s, 2028		57,000	45,885

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		922,000	945,050

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		174,000	166,605

Sprint Nextel Corp. 144A company
guaranty sr. unsec. notes 9s, 2018		531,000	596,048

Sprint Nextel Corp. 144A sr. unsec. notes
9 1/8s, 2017		210,000	220,500

6 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Communication services cont.
Sunrise Communications Holdings SA 144A
company guaranty sr. notes 8 1/2s, 2018
(Luxembourg)	EUR	100,000	$133,148

Sunrise Communications International SA
144A company guaranty sr. notes 7s, 2017
(Luxembourg)	EUR	100,000	134,854

Unitymedia GmbH company guaranty sr.
notes Ser. REGS, 9 5/8s, 2019 (Germany)	EUR	400,000	549,227

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH sr. notes
7 1/2s, 2019 (Germany)	EUR	175,000	232,535

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH 144A company
guaranty sr. notes 8 1/8s, 2017 (Germany)	EUR	276,000	371,226

UPC Holdings BV sr. notes 9 3/4s, 2018
(Netherlands)	EUR	421,000	568,977

Virgin Media Finance PLC company
guaranty sr. unsec. bonds 8 7/8s, 2019
(United Kingdom)	GBP	50,000	87,494

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 3/8s, 2018 (Luxembourg)	EUR	445,000	479,965

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		$80,000	86,000

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017		363,000	395,670

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021		149,000	157,940

			17,485,165
Consumer cyclicals (5.8%)
Academy, Ltd./Academy Finance Corp. 144A
company guaranty sr. unsec. notes 9 1/4s, 2019		35,000	37,888

Affinion Group Holdings, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2015		50,000	39,500

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		566,000	482,515

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015		300,000	255,750

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020		240,000	259,200

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014		297,000	311,850

AmeriGas Finance, LLC/AmeriGas Finance Corp.
company guaranty sr. unsec. notes 7s, 2022		185,000	189,625

ARAMARK Holdings Corp. 144A sr. unsec.
notes 8 5/8s, 2016 ‡‡		97,000	99,305

Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022		70,000	70,000

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018		360,000	391,950

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020		70,000	71,400

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2015		98,000	94,080

Beazer Homes USA, Inc. sr. unsec. notes
9 1/8s, 2019		95,000	82,888

Bon-Ton Department Stores, Inc. (The)
company guaranty 10 1/4s, 2014		400,000	338,000

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020		140,000	149,100

Building Materials Corp. 144A sr. notes 7s, 2020		255,000	274,763

Building Materials Corp. 144A sr. notes
6 7/8s, 2018		105,000	111,563

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Building Materials Corp. 144A sr. notes
6 3/4s, 2021		$150,000	$160,500

Burlington Coat Factory Warehouse Corp.
company guaranty sr. unsec. notes 10s, 2019		185,000	196,100

Caesars Entertainment Operating Co., Inc.
company guaranty sr. notes 10s, 2018		435,000	297,431

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		321,000	350,291

Cedar Fair LP/Canada’s Wonderland Co./
Magnum Management Corp. company guaranty
sr. unsec. notes 9 1/8s, 2018		100,000	111,000

Cenveo Corp. company guaranty sr. notes
8 7/8s, 2018		195,000	174,525

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2022		100,000	104,750

Chrysler Group, LLC/CG Co-Issuer, Inc. company
guaranty notes 8 1/4s, 2021		410,000	421,275

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		60,000	65,100

CityCenter Holdings LLC/CityCenter Finance Corp.
company guaranty 10 3/4s, 2017 ‡‡		410,790	452,896

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021		180,000	156,600

Clear Channel Worldwide Holdings, Inc.
company guaranty sr. unsec. unsub. notes Ser. B,
9 1/4s, 2017		659,000	718,310

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015		125,000	129,844

Conti-Gummi Finance B.V. company
guaranty bonds Ser. REGS, 7 1/8s, 2018
(Netherlands)	EUR	411,000	549,996

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		$315,000	296,888

DISH DBS Corp. company guaranty
7 1/8s, 2016		50,000	54,875

DISH DBS Corp. company guaranty
6 5/8s, 2014		715,000	766,838

DISH DBS Corp. company guaranty sr. unsec.
notes 7 3/4s, 2015		161,000	178,710

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021		259,000	279,720

FelCor Lodging LP company guaranty sr. notes
10s, 2014 R		189,000	215,460

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R		405,000	414,619

Ford Motor Credit Co., LLC sr. unsec. notes
5s, 2018		520,000	552,179

Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015		280,000	291,200

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018
(Mexico)		130,000	150,594

Hanesbrands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020		241,000	253,653

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		230,000	253,288

HD Supply, Inc. 144A company
guaranty sr. notes 8 1/8s, 2019		175,000	189,000

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018		583,000	648,588

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		475,000	486,875

ISS Holdings A/S sr. sub. notes Ser. REGS,
8 7/8s, 2016 (Denmark)	EUR	389,000	491,664

Putnam VT Diversified Income Fund 7

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Jarden Corp. company guaranty sr. unsec.
sub. notes Ser. 1, 7 1/2s, 2020	EUR	50,000	$64,555

Lamar Media Corp. company
guaranty sr. notes 9 3/4s, 2014		$120,000	134,400

Lamar Media Corp. 144A sr. sub. notes
5 7/8s, 2022		70,000	71,750

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		749,000	780,833

Limited Brands, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2021		210,000	229,950

Limited Brands, Inc. sr. notes 5 5/8s, 2022		105,000	108,150

Lottomatica Group SpA sub. notes FRN Ser.
REGS, 8 1/4s, 2066 (Italy)	EUR	455,000	487,440

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016		$270,000	312,062

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 (In default) †		320,000	25,600

Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)		156,000	160,680

MGM Resorts International company
guaranty sr. notes 9s, 2020		60,000	66,600

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016		85,000	85,425

MGM Resorts International company
guaranty sr. unsec. notes 6 5/8s, 2015		249,000	256,470

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022		140,000	142,450

Michaels Stores, Inc. company guaranty
11 3/8s, 2016		190,000	201,877

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019 ‡‡		688,425	719,404

Navistar International Corp. sr. notes
8 1/4s, 2021		586,000	562,560

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019		185,000	184,075

Nielsen Finance, LLC/Nielsen Finance Co.
company guaranty sr. unsec. notes 7 3/4s, 2018		205,000	227,038

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018		380,000	399,000

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021		205,000	200,388

Owens Corning company guaranty sr. unsec.
notes 9s, 2019		725,000	902,625

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019		60,000	66,450

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016		225,000	233,438

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		140,000	152,950

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		140,000	148,750

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017		65,000	70,688

Polish Television Holding BV
sr. notes stepped-coupon Ser. REGS, 11 1/4s
(13s, 11/15/14), 2017 (Netherlands) ††	EUR	450,000	571,155

QVC Inc. 144A sr. notes 7 1/2s, 2019		$175,000	194,250

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019		70,000	68,425

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019		75,000	77,625

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016		211,000	199,395

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Sabre, Inc. 144A sr. notes 8 1/2s, 2019		$161,000	$163,818

Schaeffler Finance BV 144A company
guaranty sr. notes 8 3/4s, 2019 (Germany)	EUR	355,000	472,276

Scotts Miracle-Gro Co. (The) company
guaranty sr. unsec. unsub. notes 6 5/8s, 2020		$200,000	214,500

Sealy Mattress Co. 144A company
guaranty sr. notes 10 7/8s, 2016		111,000	120,436

Sears Holdings Corp. company guaranty
6 5/8s, 2018		192,000	171,360

Spectrum Brands Holdings, Inc. company
guaranty sr. notes 9 1/2s, 2018		502,000	567,260

Spectrum Brands Holdings, Inc. 144A
sr. notes 6 3/4s, 2020		145,000	149,713

SugarHouse HSP Gaming Prop. Mezz LP/
SugarHouse HSP Gaming Finance Corp.
144A notes 8 5/8s, 2016		100,000	105,500

Toys R Us — Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016		65,000	63,863

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017		240,000	249,900

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017		311,000	339,768

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016		176,000	67,320

Travelport, LLC company guaranty sr. unsec.
unsub. notes 9 7/8s, 2014		34,000	24,863

Travelport, LLC 144A sr. notes 6.461s, 2016 ‡‡		60,000	45,900

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016		164,000	114,800

TRW Automotive, Inc. company guaranty sr.
unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	240,000	318,596

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$340,000	388,450

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020		8,000	8,560

Univision Communications, Inc. 144A
sr. notes 6 7/8s, 2019		265,000	272,950

Wynn Las Vegas, LLC/Wynn Las Vegas Capital
Corp. company guaranty 1st mtge. notes
7 3/4s, 2020		150,000	166,125

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013		85,000	94,775

XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018		713,000	766,475

YCC Holdings, LLC/Yankee Finance, Inc. sr.
unsec. notes 10 1/4s, 2016 ‡‡		180,000	183,150

Yonkers Racing Corp. 144A sr. notes
11 3/8s, 2016		452,000	480,250

			26,329,212
Consumer staples (2.0%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. notes 9 3/4s, 2015	BRL	1,400,000	766,435

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018		$165,000	180,675

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016		430,000	442,363

Avis Budget Car Rental, LLC 144A company
guaranty sr. unsec. unsub. notes 8 1/4s, 2019		65,000	69,713

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018		256,000	291,520

CKE Holdings, Inc. 144A sr. notes
10 1/2s, 2016 ‡‡		145,079	159,768

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Consumer staples cont.
Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019		$164,000	$140,220

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		215,000	217,419

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		250,000	283,125

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	123,625

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		354,000	383,205

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		167,000	177,438

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		160,000	175,200

Dole Food Co. 144A sr. notes 8s, 2016		123,000	128,381

EC Finance PLC company
guaranty sr. bonds Ser. REGS, 9 3/4s, 2017
(United Kingdom)	EUR	378,000	460,286

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		$225,000	246,938

Enterprise Inns PLC sr. unsub. mtge.
notes 6 1/2s, 2018 (United Kingdom)	GBP	200,000	241,190

Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018		$95,000	101,888

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	215,000	292,611

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020		$83,000	80,718

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021		460,000	427,800

Libbey Glass, Inc. 144A company
guaranty sr. notes 6 7/8s, 2020		154,000	158,235

Post Holdings, Inc. 144A sr. unsec. notes
7 3/8s, 2022		90,000	94,950

Prestige Brands, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2018		295,000	323,025

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		365,000	372,300

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		300,000	306,750

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		75,000	84,938

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020		215,000	215,538

Service Corporation International sr. notes
7s, 2019		105,000	112,875

Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014		475,000	542,094

Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019		280,000	288,400

UR Merger Sub Corp. company guaranty sr.
unsec. unsub. notes 9 1/4s, 2019		770,000	854,700

West Corp. company guaranty sr. unsec.
notes 8 5/8s, 2018		80,000	84,800

West Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019		265,000	276,925

Wok Acquisition Corp. 144A sr. unsec.
notes 10 1/4s, 2020		65,000	66,463

			9,172,511
Energy (6.4%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021		165,000	138,600

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019		182,000	155,610

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Energy cont.
Anadarko Finance Co. company guaranty sr.
unsec. unsub. notes Ser. B, 7 1/2s, 2031		$21,000	$26,438

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		397,000	450,824

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020		66,000	55,770

Arch Coal, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2019		270,000	228,150

ATP Oil & Gas Corp. company
guaranty sr. notes 11 7/8s, 2015		90,000	41,850

Atwood Oceanics, Inc. sr. unsec.
unsub. notes 6 1/2s, 2020		65,000	67,925

Aurora USA Oil & Gas Inc 144A sr. notes
9 7/8s, 2017		145,000	148,263

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018		474,000	495,330

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020		195,000	216,694

Chesapeake Energy Corp. company
guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	55,000	66,591

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015		$675,000	727,313

Chesapeake Energy Corp. company
guaranty sr. unsec. unsub. notes 6.775s, 2019		52,000	50,570

Chesapeake Midstream Partners LP/CHKM
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2021		182,000	176,540

Chesapeake Midstream Partners LP/CHKM
Finance Corp. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022		80,000	78,400

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022		300,000	311,250

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022		116,000	114,840

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s,
2018 (Canada)	CAD	295,000	244,081

CONSOL Energy, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2020		$173,000	181,650

CONSOL Energy, Inc. company guaranty sr.
unsec. notes 8s, 2017		982,000	1,018,825

Continental Resources, Inc. 144A company
guaranty sr. unsec. notes 5s, 2022		240,000	243,600

Crosstex Energy LP/Crosstex Energy Finance
Corp. company guaranty sr. unsec. notes
8 7/8s, 2018		505,000	533,406

Crosstex Energy LP/Crosstex Energy Finance
Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2022		85,000	83,725

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020		240,000	262,800

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021		130,000	134,875

EP Energy, LLC/EP Energy Finance, Inc. 144A
sr. notes 6 7/8s, 2019		95,000	99,275

EP Energy, LLC/EP Energy Finance, Inc. 144A
sr. unsec. notes 9 3/8s, 2020		340,000	352,325

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018		564,000	490,680

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021		140,000	127,750

Forbes Energy Services Ltd. company
guaranty sr. unsec. notes 9s, 2019		200,000	189,000

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Energy cont.
FTS International Services, LLC/FTS International
Bonds, Inc. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		$250,000	$251,875

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	371,636

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)		240,000	272,400

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)		690,000	853,289

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 8.146s, 2018 (Russia)		149,000	175,997

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 6.51s, 2022 (Russia)		207,000	229,513

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Russia)		500,000	558,170

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019		267,000	254,318

Hercules Offshore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017		20,000	19,400

Inergy LP/Inergy Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021		213,000	213,000

Infinis PLC 144A sr. notes 9 1/8s, 2014
(United Kingdom)	GBP	127,000	204,651

James River Coal Co. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2019		$53,000	26,765

Key Energy Services, Inc. company guaranty
unsec. unsub. notes 6 3/4s, 2021		103,000	100,425

Key Energy Services, Inc. 144A company
guaranty sr. unsec. notes 6 3/4s, 2021		55,000	53,350

Kodiak Oil & Gas Corp. 144A sr. notes
8 1/8s, 2019		70,000	72,100

Laredo Petroleum, Inc. company
guaranty sr. unsec. unsub. notes 9 1/2s, 2019		253,000	282,095

Laredo Petroleum, Inc. 144A company
guaranty sr. unsec. notes 7 3/8s, 2022		85,000	88,400

Lone Pine Resources Canada, Ltd. 144A
company guaranty sr. notes 10 3/8s,
2017 (Canada)		104,000	98,020

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s,
2022 (Russia)		430,000	471,233

MEG Energy Corp. 144A company guaranty
sr. unsec. notes 6 1/2s, 2021 (Canada)		385,000	393,181

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016		300,000	228,000

National JSC Naftogaz of Ukraine govt.
guaranty unsec. notes 9 1/2s, 2014 (Ukraine)		335,000	319,932

Newfield Exploration Co. sr. unsec. notes
5 3/4s, 2022		100,000	104,500

Northern Oil and Gas, Inc. 144A company
guaranty sr. unsec notes 8s, 2020		215,000	213,925

Oasis Petroleum, Inc. company guaranty sr.
unsec notes 6 7/8s, 2023		140,000	140,000

Offshore Group Investment, Ltd. company
guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)		225,000	244,125

Offshore Group Investment, Ltd. 144A
company guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)		185,000	200,725

PDC Energy, Inc. company guaranty sr. unsec.
notes 12s, 2018		280,000	299,600

CORPORATE BONDS AND NOTES (32.8%)* cont.	Principal amount	Value

Energy cont.
Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	$666,000	$732,600

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	26,000	26,325

Pemex Project Funding Master Trust company
guaranty sr. unsec. unsub. bonds 6 5/8s, 2035
(Mexico)	380,000	452,200

Pemex Project Funding Master Trust company
guaranty unsec. unsub. notes 6 5/8s, 2038
(Mexico)	75,000	89,250

PetroBakken Energy, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	404,000	401,980

Petrobras International Finance Co. company
guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)	450,000	546,894

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)	202,000	238,729

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 10 1/2s, 2014	95,000	105,254

Petroleos de Venezuela SA company
guaranty sr. unsec. notes 5 1/4s, 2017
(Venezuela)	3,930,000	2,721,997

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 1/2s, 2037
(Venezuela)	265,000	144,687

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 3/8s, 2027
(Venezuela)	265,000	145,519

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	830,000	702,437

Petroleos de Venezuela SA sr. unsec.
sub. bonds 5s, 2015 (Venezuela)	1,305,000	996,224

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)	790,000	641,875

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 8s, 2013 (Venezuela)	425,000	420,750

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 5 1/2s, 2021 (Mexico)	1,125,000	1,271,250

Petroleos Mexicanos company guaranty unsec.
unsub. notes 8s, 2019 (Mexico)	680,000	863,600

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 5/8s, 2021	185,000	186,850

Power Sector Assets & Liabilities
Management Corp. 144A govt. guaranty sr. unsec.
notes 7.39s, 2024 (Philippines)	430,000	554,700

Power Sector Assets & Liabilities
Management Corp. 144A govt. guaranty sr. unsec.
notes 7 1/4s, 2019 (Philippines)	450,000	564,750

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	250,000	243,438

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	210,000	227,850

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022	100,000	98,750

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	173,000	188,570

Samson Investment Co. 144A sr. unsec.
notes 9 3/4s, 2020	535,000	532,325

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2021	7,000	6,913

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	795,000	804,938

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	115,000	117,875

SM Energy Co. 144A sr. notes 6 1/2s, 2023	45,000	45,731

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Energy cont.
Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021		$80,000	$80,700

Williams Cos., Inc. (The) notes 7 3/4s, 2031		69,000	85,652

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021		102,000	128,819

WPX Energy, Inc. sr. unsec. unsub. notes 5
1/4s, 2017		240,000	243,000

			28,866,007
Financials (5.4%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019		152,000	133,950

Air Lease Corp. 144A sr. notes 5 5/8s, 2017		215,000	211,238

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017		195,000	205,396

Ally Financial, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2012		298,000	299,490

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015		405,000	441,450

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		790,000	887,763

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.667s, 2014		31,000	29,739

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2068		261,000	283,185

Banco do Brasil SA 144A sr. unsec. notes
9 3/4s, 2017 (Brazil)	BRL	318,000	170,993

Banco do Brasil SA 144A unsec. sub. notes
5 7/8s, 2023 (Brazil)		$325,000	330,688

Banco do Brasil SA 144A unsec. sub. notes
5 7/8s, 2022 (Brazil)		1,055,000	1,080,898

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037		223,000	223,279

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		82,000	86,920

CIT Group, Inc. sr. unsec. unsub. notes
5 3/8s, 2020		175,000	178,500

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017		140,000	144,200

CIT Group, Inc. 144A bonds 7s, 2017		505,995	506,943

CIT Group, Inc. 144A bonds 7s, 2016		394,000	394,985

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018		275,000	296,313

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019		215,000	220,913

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018		80,000	86,200

Community Choice Financial, Inc. 144A
sr. notes 10 3/4s, 2019		230,000	227,700

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031		250,000	196,875

Dresdner Funding Trust I 144A bonds 8.151s, 2031		336,000	264,600

HBOS Capital Funding LP 144A bank guaranty jr.
unsec. sub. FRB 6.071s, perpetual maturity
(Jersey)		233,000	151,450

HSBC Capital Funding LP/Jersey bank guaranty
jr. unsec. sub. bonds FRB 5.13s, perpetual
maturity (Jersey)	EUR	208,000	236,643

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015		$70,000	71,313

HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	50,688

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018		525,000	557,813

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Financials cont.
International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019		$30,000	$30,675

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015		99,000	99,000

JPMorgan Chase & Co. 144A sr. unsec. notes FRN
zero %, 2017		500,000	612,776

JPMorgan Chase & Co. 144A sr. unsec.
unsub. notes 8s, 2012		14,000,000	250,287

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097		480,000	470,750

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R		102,000	106,335

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes 6 3/8s,
2022 R		145,000	146,088

National Money Mart Co. company guaranty sr.
unsec. unsub. notes 10 3/8s, 2016 (Canada)		103,000	113,558

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015		204,000	207,060

RBS Capital Trust III bank guaranty jr. unsec.
sub. notes 5.512s, perpetual maturity
(United Kingdom)		300,000	177,000

Royal Bank of Scotland Group PLC jr.
sub. notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)		300,000	198,217

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,366,717

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. notes 5.298s, 2017 (Russia)		900,000	906,933

Sberbank of Russia Via SB Capital SA 144A
sr. notes 6 1/8s, 2022 (Luxembourg)		250,000	260,400

Sberbank of Russia Via SB Capital SA 144A
sr. notes 4.95s, 2017 (Luxembourg)		650,000	659,750

Springleaf Finance Corp. sr. unsec.
notes Ser. MTN, 6.9s, 2017		345,000	275,351

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	218,025

UBS AG/Jersey Branch jr. unsec. sub. notes
FRN Ser. EMTN, 7.152s, perpetual maturity
(Jersey)	EUR	200,000	230,465

UBS AG/Jersey Branch jr. unsec. sub. FRB
4.28s, perpetual maturity (Jersey)	EUR	133,000	137,085

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	225,020

Vnesheconombank Via VEB Finance PLC 144A
bank guaranty, sr. unsec. unsub. bonds 6.8s,
2025 (Russia)		600,000	627,619

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)		400,000	413,468

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 7/8s, 2018 (Russia)		3,746,000	3,928,618

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 1/4s, 2035 (Russia)		3,040,000	3,142,357

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. unsub. notes 6.609s, 2012 (Russia)		1,665,000	1,685,613

			24,459,292
Health care (1.8%)
Aviv Healthcare Properties LP company
guaranty sr. unsec. notes 7 3/4s, 2019		193,000	198,790

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	201,743

Biomet, Inc. company guaranty sr. unsec.
notes 10s, 2017		$140,000	149,538

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Health care cont.
Capella Healthcare, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2017		$225,000	$232,875

Capsugel FinanceCo SCA 144A company
guaranty sr. unsec. notes 9 7/8s, 2019	EUR	260,000	352,381

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019		$285,000	303,525

ConvaTec Healthcare E SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	100,000	130,530

ConvaTec Healthcare E SA 144A sr. unsec.
notes 10 1/2s, 2018 (Luxembourg)		$614,000	617,070

Elan Finance PLC/Elan Finance Corp. company
guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)		221,000	240,061

Emergency Medical Services Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019		291,000	303,731

Endo Health Solutions, Inc. company
guaranty sr. unsec. notes 7s, 2019		170,000	184,875

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019		205,000	213,713

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	258,469

Grifols, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		295,000	316,388

HCA, Inc. sr. notes 6 1/2s, 2020		903,000	979,755

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		260,000	282,100

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		420,000	429,450

IASIS Healthcare, LLC/IASIS Capital Corp.
company guaranty sr. unsec. notes 8 3/8s, 2019		310,000	306,900

Kinetics Concept/KCI USA 144A company
guaranty sr. unsec. notes 12 1/2s, 2019		250,000	226,250

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018		205,000	224,475

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R		152,000	162,260

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017		335,000	335,838

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡		175,770	177,967

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019		215,000	228,438

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018		120,000	137,400

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018		255,000	269,025

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		296,000	332,260

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020		40,000	40,400

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018		100,000	103,375

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017		40,000	41,700

Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016		9,000	5,985

			7,987,267
Technology (1.4%)
Advanced Micro Devices, Inc. sr. unsec.
notes 7 3/4s, 2020		342,000	376,200

Avaya, Inc. company guaranty sr. unsec.
notes 10 1/8s, 2015		7,000	5,810

Avaya, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2015		148,000	122,470

Avaya, Inc. 144A company guaranty sr. notes
7s, 2019		318,000	294,945

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Technology cont.
Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡		$166,000	$161,020

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		351,000	336,960

Epicor Software Corp. company guaranty sr.
unsec. notes 8 5/8s, 2019		106,000	108,120

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s, 2020		145,000	163,125

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s, 2017		95,000	104,738

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021		355,000	355,444

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015		460,052	470,403

First Data Corp. company guaranty sr. unsec.
sub. notes 11 1/4s, 2016		117,000	110,273

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021		279,000	279,000

First Data Corp. 144A company
guaranty sr. notes 8 7/8s, 2020		105,000	113,663

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019		135,000	137,700

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020		51,000	54,825

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018		501,000	544,838

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020		440,000	466,400

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		155,000	168,175

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019		70,000	74,725

NXP BV/NXP Funding, LLC 144A company
guaranty sr. notes 9 3/4s, 2018 (Netherlands)		406,000	462,840

Seagate HDD Cayman company guaranty sr.
unsec. unsub. notes 7 3/4s, 2018
(Cayman Islands)		256,000	283,200

SunGard Data Systems, Inc. company
guaranty sr. unsec. sub. notes 10 1/4s, 2015		480,000	493,200

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020		203,000	216,195

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019		257,000	278,845

			6,183,114
Transportation (0.3%)
Aguila 3 SA company guaranty sr. notes Ser.
REGS, 7 7/8s, 2018 (Luxembourg)	CHF	668,000	728,420

AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		$277,000	286,695

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018		310,000	336,350

Western Express, Inc. 144A sr. notes
12 1/2s, 2015		168,000	101,640

			1,453,105
Utilities and power (2.2%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		720,000	819,000

AES Corp. (The) 144A sr. notes 7 3/8s, 2021		180,000	200,250

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020		225,000	245,813

Calpine Corp. 144A sr. notes 7 1/4s, 2017		595,000	639,625

Colorado Interstate Gas Co., LLC debs. 6.85s,
2037 (Canada)		290,000	319,383

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s,
2019 (In default) †		555,000	371,850

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.8%)* cont.		Principal amount	Value

Utilities and power cont.
Edison Mission Energy sr. unsec. notes
7 3/4s, 2016		$109,000	$61,313

Edison Mission Energy sr. unsec. notes
7 1/2s, 2013		48,000	29,280

Edison Mission Energy sr. unsec. notes 7.2s, 2019		109,000	60,768

Edison Mission Energy sr. unsec. notes 7s, 2017		17,000	9,520

El Paso Corp. sr. unsec. notes 7s, 2017		285,000	323,291

El Paso Natural Gas Co. debs. 8 5/8s, 2022		345,000	441,594

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020		1,050,000	1,120,875

Energy Future Intermediate Holding Co.,
LLC/EFIH Finance, Inc. sr. notes 10s, 2020		331,000	359,963

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		402,000	441,195

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		381,000	371,475

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	64,269

Ipalco Enterprises, Inc. 144A sr. notes
7 1/4s, 2016		95,000	103,194

Majapahit Holding BV 144A company
guaranty sr. unsec. notes 8s, 2019 (Indonesia)		300,000	360,000

Majapahit Holding BV 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Indonesia)		1,345,000	1,595,022

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019		100,000	106,000

NRG Energy, Inc. company guaranty 7 3/8s, 2017		360,000	374,400

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021		800,000	808,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		150,000	167,450

Tennessee Gas Pipeline Co., LLC sr. unsec.
unsub. debs. 7s, 2028		65,000	81,384

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020		119,000	81,218

Vattenfall AB jr. unsec. sub. bonds FRB 5 1/4s,
perpetual maturity (Sweden)	EUR	156,000	200,255

			9,756,387

Total corporate bonds and notes (cost $145,916,537)			$148,433,101

MORTGAGE-BACKED SECURITIES (27.0%)*		Principal amount	Value

American Home Mortgage Investment Trust
Ser. 07-1, Class GIOP, IO, 2.078s, 2047		$1,728,791	$210,696

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	92,500
Ser. 01-1, Class K, 6 1/8s, 2036		265,321	30,728
Ser. 07-5, Class XW, IO, 0.58s, 2051		40,984,496	595,669

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.799s, 2046		22,238,280	917,329
Ser. 09-RR7, Class 2A7, IO, 1.564s, 2047		52,240,821	2,173,218
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047		62,103,936	1,583,650
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046		57,638,158	1,469,773

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 06-PW12, Class AJ, 5.94s, 2038		730,000	627,839
Ser. 05-PWR7, Class B, 5.214s, 2041		923,000	833,008
Ser. 05-PWR9, Class AJ, 4.985s, 2042 F		560,000	523,390

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		10,199,082	267,216
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047		6,204,037	132,146
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046		13,385,729	254,329
FRB Ser. 07-AR5, Class 2A2, 0.475s, 2037		1,429,209	428,763
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036		7,074,720	99,754

MORTGAGE-BACKED SECURITIES (27.0%)* cont.		Principal amount	Value

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AR1, Class A2, 0.405s, 2037		$1,091,274	$589,288

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A Ser. 07-CD5, Class XS, IO, 0.096s, 2044		26,302,456	103,761

Commercial Mortgage Pass-Through Certificates
FRB Ser. 04-LB3A, Class E, 5.526s, 2037		852,000	819,539

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014
(United Kingdom)	GBP	328,253	431,838
FRB Ser. 05-CT2A, Class E, 1.789s, 2014
(United Kingdom)	GBP	106,657	148,666

Countrywide Alternative Loan Trust
Ser. 06-0A19, Class XP, IO, 2.588s, 2047		$15,263,718	1,068,460
FRB Ser. 05-38, Class A1, 1.647s, 2035		1,287,314	811,008
FRB Ser. 05-62, Class 2A1, 1.147s, 2035		1,227,120	717,865
FRB Ser. 05-38, Class A3, 0.595s, 2035		1,838,631	1,089,389
FRB Ser. 07-AL1, Class A1, 0.495s, 2037		2,673,666	1,109,571
FRB Ser. 06-OA6, Class 1A1A, 0.455s, 2046		3,258,194	1,808,298
FRB Ser. 06-OA16, Class A1C, 0.435s, 2046		1,963,296	1,531,371
FRB Ser. 06-OA8, Class 1A1, 0.435s, 2046		2,314,201	1,319,094
FRB Ser. 06-OA21, Class A1, 0.434s, 2047		1,963,031	1,010,961
FRB Ser. 06-OA12, Class A1B, 0.434s, 2046		4,473,511	2,147,285
FRB Ser. 07-OA4, Class A1, 0.415s, 2047		3,303,767	2,023,557
FRB Ser. 06-OC8, Class 2A2B, 0.415s, 2036		4,228,104	2,262,036
FRB Ser. 07-OA7, Class A1B, 0.385s, 2047		1,330,782	747,966
FRB Ser. 07-OA3, Class 1A1, 0.385s, 2047		2,027,520	1,297,613
FRB Ser. 06-OA18, Class A1, 0.365s, 2046		5,595,748	3,329,470
FRB Ser. 06-HY11, Class A1, 0.365s, 2036		2,111,635	1,150,841

Countrywide Home Loans
FRB Ser. 07-HYB2, Class 3A1, 2.882s, 2047		1,638,620	856,179
FRB Ser. 05-HY10, Class 3A1B, 2.718s, 2036		4,136,041	2,561,761
FRB Ser. 06-OA4, Class A1, 1.107s, 2046		1,463,818	666,037
FRB Ser. 05-3, Class 1A2, 0.535s, 2035		719,126	465,634
FRB Ser. 06-OA4, Class A2, 0.515s, 2046		1,122,471	491,081
FRB Ser. 06-OA5, Class 2A1, 0.445s, 2046		1,567,506	817,552

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.408s, 2041		1,458,000	1,604,108
FRB Ser. 06-C1, Class AJ, 5.593s, 2039		616,000	577,808

CS First Boston Mortgage Securities Corp.
Ser. 05-C6, Class AJ, 5.23s, 2040 F		959,000	941,522
Ser. 05-C6, Class B, 5.23s, 2040 F		725,000	670,431

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class M, 5 1/4s, 2035		272,370	13,619

Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust FRB Ser. 06-OA1, Class A1, 0.445s, 2047		1,188,753	677,589

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031		226,150	220,496

European Prime Real Estate PLC 144A FRB Ser.
1-A, Class D, 1.863s, 2014 (United Kingdom)	GBP	16,728	25,936

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.633s, 2032		$234,249	373,844
IFB Ser. 3408, Class EK, 24.82s, 2037		121,419	197,730
IFB Ser. 2979, Class AS, 23.387s, 2034		62,764	85,556
IFB Ser. 3072, Class SM, 22.91s, 2035		285,393	446,155
IFB Ser. 3072, Class SB, 22.764s, 2035		292,516	455,431
IFB Ser. 3249, Class PS, 21.477s, 2036		275,239	414,327
IFB Ser. 3065, Class DC, 19.135s, 2035		419,889	658,177
IFB Ser. 3951, Class CS, IO, 6.508s, 2026		6,061,303	1,083,034
IFB Ser. 3727, Class PS, IO, 6.458s, 2038		3,316,218	373,188
IFB Ser. 3895, Class SM, IO, 6.408s, 2040		3,306,190	489,640
IFB Ser. 4048, Class GS, IO, 6.408s, 2040		2,173,956	448,531
IFB Ser. 3940, Class PS, IO, 6.408s, 2040		2,584,530	413,525

Putnam VT Diversified Income Fund 13

MORTGAGE-BACKED SECURITIES (27.0%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 4032, Class SA, IO, 6.258s, 2042	$3,955,215	$562,252
IFB Ser. 3852, Class TB, 5.758s, 2041	1,569,715	1,686,078
IFB Ser. 3768, Class PS, IO, 5.758s, 2036	8,509,391	893,225
IFB Ser. 3753, Class S, IO, 5.708s, 2040	1,808,392	315,904
Ser. 3632, Class CI, IO, 5s, 2038	1,438,588	102,715
Ser. 3626, Class DI, IO, 5s, 2037	917,390	37,696
Ser. 4000, Class PI, IO, 4 1/2s, 2042	2,801,158	381,238
Ser. 4024, Class PI, IO, 4 1/2s, 2041	6,814,670	1,030,719
Ser. 3747, Class HI, IO, 4 1/2s, 2037	886,489	94,140
Ser. 4010, Class NI, IO, 4s, 2041	2,798,733	421,545
Ser. 3738, Class MI, IO, 4s, 2034	3,943,773	274,613
Ser. 3748, Class NI, IO, 4s, 2034	4,078,083	306,835
Ser. 3736, Class QI, IO, 4s, 2034	10,742,765	498,464
Ser. 3751, Class MI, IO, 4s, 2034	10,781,894	405,615
Ser. T-57, Class 1AX, IO, 0.423s, 2043	2,037,366	25,217
Ser. 3300, PO, zero %, 2037	154,391	143,547
FRB Ser. 3326, Class YF, zero %, 2037	28,412	28,128
FRB Ser. 3326, Class WF, zero %, 2035	7,903	7,270
FRB Ser. 3030, Class EF, zero %, 2035	6,081	6,051

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036	211,638	380,657
IFB Ser. 06-8, Class HP, 23.667s, 2036	382,731	647,053
IFB Ser. 07-53, Class SP, 23.301s, 2037	281,470	447,247
IFB Ser. 08-24, Class SP, 22.384s, 2038 F	302,089	461,379
IFB Ser. 05-122, Class SE, 22.242s, 2035	451,914	677,871
IFB Ser. 05-83, Class QP, 16.756s, 2034	304,824	417,609
IFB Ser. 12-66, Class HS, IO, 6.455s, 2041	805,888	175,192
IFB Ser. 12-2, Class PS, IO, 6.305s, 2041	1,282,246	270,073
IFB Ser. 404, Class S13, IO, 6.155s, 2040	5,820,457	815,080
IFB Ser. 10-35, Class SG, IO, 6.155s, 2040	5,520,513	865,506
IFB Ser. 10-46, Class WS, IO, 5.505s, 2040	3,670,831	449,236
Ser. 374, Class 6, IO, 5 1/2s, 2036	1,136,089	145,908
Ser. 398, Class C5, IO, 5s, 2039	900,128	78,761
Ser. 10-13, Class EI, IO, 5s, 2038	571,491	29,033
Ser. 378, Class 19, IO, 5s, 2035	2,776,083	319,250
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	7,868,987	1,369,282
Ser. 409, Class 82, IO, 4 1/2s, 2040	5,819,000	796,544
Ser. 366, Class 22, IO, 4 1/2s, 2035	1,062,746	84,371
Ser. 406, Class 2, IO, 4s, 2041	5,587,763	752,672
Ser. 406, Class 1, IO, 4s, 2041	3,634,892	517,972
Ser. 409, Class C16, IO, 4s, 2040	6,490,000	873,411
Ser. 03-W10, Class 1, IO, 1.426s, 2043	780,111	36,111
Ser. 00-T6, IO, 0.763s, 2030	1,883,042	33,542
Ser. 99-51, Class N, PO, zero %, 2029	26,218	25,157

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.081s, 2020 F	2,423,075	52,346

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	179,437

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	671	602

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.827s, 2041	3,217,495	3,587,700
IFB Ser. 10-142, Class SA, IO, 6.456s, 2039	4,057,908	540,843
IFB Ser. 10-151, Class SL, IO, 6.456s, 2039	1,974,024	325,793
IFB Ser. 11-37, Class SB, IO, 6.456s, 2038	4,731,932	638,811
IFB Ser. 10-85, Class SD, IO, 6.406s, 2038	659,352	106,050
IFB Ser. 11-37, Class SD, IO, 6.406s, 2038	6,087,800	814,243
IFB Ser. 10-163, Class SI, IO, 6.387s, 2037	5,573,069	898,657
IFB Ser. 10-47, Class HS, IO, 6.356s, 2039	2,224,791	340,971
IFB Ser. 10-120, Class SB, IO, 5.956s, 2035	1,275,966	126,614
IFB Ser. 10-20, Class SC, IO, 5.906s, 2040	336,902	55,457

MORTGAGE-BACKED SECURITIES (27.0%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 11-79, Class AS, IO, 5.866s, 2037	$4,188,811	$412,267
IFB Ser. 10-116, Class SL, IO, 5.806s, 2039	1,373,990	215,552
IFB Ser. 11-70, Class SM, IO, 5.647s, 2041	3,437,000	980,679
IFB Ser. 11-70, Class SH, IO, 5.647s, 2041	3,530,000	1,016,958
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	578,331	99,780
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	1,600,432	206,488
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	6,883,104	900,861
Ser. 12-8, Class PI, IO, 4s, 2041	2,191,700	362,726
Ser. 11-116, Class BI, IO, 4s, 2026	5,374,019	591,357
Ser. 12-H02, Class AI, IO, 1.765s, 2062	4,984,907	369,182
Ser. 12-H05, Class AI, IO, 1.222s, 2062	12,564,492	657,626
Ser. 12-H04, Class FI, IO, 0.938s, 2062	11,268,914	521,187
Ser. 11-70, PO, zero %, 2041	6,888,286	5,558,985
Ser. 06-36, Class OD, PO, zero %, 2036	9,245	8,611
Ser. 99-31, Class MP, PO, zero %, 2029	70,143	65,768

Greenpoint Mortgage Funding Trust Ser. 06-AR3,
Class 4X, IO, 1s, 2036	6,997,341	264,499

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class D, 4.986s, 2042	890,000	806,610

GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.321s, 2039	87,724,048	1,587,805

GSR Mortgage Loan Trust FRB Ser. 06-OA1,
Class 3A1, 2.64s, 2046	2,638,959	1,319,479

Harborview Mortgage Loan Trust
FRB Ser. 05-7, Class 1A1, 3.013s, 2045	18	9
FRB Ser. 05-8, Class 1A2B, 0.603s, 2035	959,090	221,190
FRB Ser. 06-7, Class 2A1A, 0.443s, 2046	3,888,542	2,265,076

IndyMac Index Mortgage Loan Trust
FRB Ser. 06-AR39, Class A1, 0.425s, 2037	4,494,696	2,404,662
FRB Ser. 06-AR35, Class 2A1A, 0.415s, 2037	1,195,052	635,291

JPMorgan Alternative Loan Trust
FRB Ser. 06-A7, Class 1A1, 0.405s, 2036	1,341,572	633,893
FRB Ser. 06-A6, Class 1A1, 0.405s, 2036	4,581,073	2,485,539

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20, Class X1,
IO, 0.212s, 2051	52,285,302	523,690

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	1,062,915	1,057,600
Ser. 98-C4, Class J, 5.6s, 2035	379,000	397,647

Luminent Mortgage Trust FRB Ser. 06-1, Class A1,
0.485s, 2036	940,664	451,519

Merrill Lynch Alternative Note Asset
Ser. 07-OAR5, Class X, PO, zero %, 2047	4,915,022	141,307

Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class JS, IO, 2.529s, 2028 F	133,576	3,072

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.041s, 2050	51,000	52,630
Ser. 05-LC1, Class AJ, 5.505s, 2044 F	675,000	653,603
Ser. 05-CKI1, Class AJ, 5.39s, 2037 F	1,385,000	1,294,652

Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 5.186s, 2049	1,784,979	133,872

Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039 F	1,380,000	1,196,555

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.853s, 2043	1,196,000	1,231,880

Mortgage Capital Funding, Inc. Ser. 97-MC2,
Class X, IO, 1.989s, 2012	397	1

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018	158,000	158,000

Structured Asset Mortgage Investments Trust
Ser. 07-AR6, Class X2, IO, 1/2s, 2047	22,848,021	466,100

14 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (27.0%)* cont.	Principal amount	Value

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046	$13,794,626	$509,022
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037	4,834,031	103,932
FRB Ser. 06-AR3, Class 12A1, 0.465s, 2036	2,263,920	1,120,641
FRB Ser. 06-AR8, Class A1A, 0.445s, 2036	2,990,784	1,560,816
Ser. 06-AR8, Class X, IO, 0.4s, 2036	20,995,483	281,339

Structured Asset Securities Corp. IFB Ser. 07-4,
Class 1A3, IO, 6.005s, 2045	3,759,415	676,695

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C20, Class B, 5.417s, 2042	2,269,000	2,184,934
Ser. 07-C34, IO, 0.544s, 2046	14,773,397	227,510

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 03-C8, Class H, 5.382s, 2035	774,000	694,201

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR17, Class A1C3, 0.725s, 2045	1,220,251	540,724
FRB Ser. 05-AR15, Class A1C3, 0.725s, 2045	1,358,471	523,012
FRB Ser. 05-AR13, Class A1B2, 0.675s, 2045	1,312,311	931,741
FRB Ser. 05-AR2, Class 2A1B, 0.615s, 2045	1,040,479	782,961

Washington Mutual Mortgage Pass-Through
Certificates
FRB Ser. 06-AR11, Class 1A, 1.118s, 2046	743,547	479,588
FRB Ser. 06-AR9, Class 2A, 0.992s, 2046	3,943,697	1,577,479
FRB Ser. 07-OA1, Class A1A, 0.847s, 2047	924,912	552,586

Total mortgage-backed securities (cost $118,551,275)		$122,445,858

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (18.1%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, November 20, 2038	$769,436	$872,469
3 1/2s, TBA, July 1, 2042	2,000,000	2,137,500

		3,009,969
U.S. Government Agency Mortgage Obligations (17.4%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3 1/2s, TBA,
July 1, 2042	14,000,000	14,683,593

Federal National Mortgage Association
Pass-Through Certificates
5s, February 1, 2037	161,942	174,967
4 1/2s, August 1, 2039	399,808	428,373
3 1/2s, TBA, July 1, 2042	50,000,000	52,546,875
3s, TBA, July 1, 2042	11,000,000	11,279,297

		79,113,105
Total U.S. government and agency mortgage
obligations (cost $81,618,122)		$82,123,074

U.S. TREASURY OBLIGATIONS (1.0%)*	Principal amount	Value

U.S. Treasury Inflation Protected Securities
1.875%, July 15, 2013 [i]	$281,783	$291,118

U.S. Treasury Inflation Protected Securities
0.125%, April 15, 2017 [i]	166,083	175,475

U.S. Treasury Notes 3.625%, August 15, 2019 [i]	1,102,000	1,307,534

U.S. Treasury Notes 3.500%, May 15, 2020 [i]	578,000	677,948

U.S. Treasury Notes 1.250%, October 31, 2015 [i]	565,000	580,249

U.S. Treasury Notes 0.125%, December 31, 2013 [i]	1,392,000	1,388,311

Total U.S. treasury obligations (cost $4,420,635)		$4,420,635

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.9%)*	strike price	amount	Value

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.085% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.085	$790,000	$23,021

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.064% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.064	790,000	21,330

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.042% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.042	790,000	19,244

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.37% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	19,497,901	2,842,404

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.37%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/3.37	19,497,901	20

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	16,248,250	2,598,420

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	16,248,250	2,355,834

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.36%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.36	16,248,250	16

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.52%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.52	16,248,250	16

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	6,499,300	1,033,909

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.51%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.51	6,499,300	7

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	16,248,250	2,631,567

Putnam VT Diversified Income Fund 15

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank, PLC for
the right to pay a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	$16,248,250	$16

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 4.74%
versus the three month USD-
LIBOR-BBA maturing July 2026.	Jul-16/4.74	11,199,250	2,090,374

Option on an interest rate swap
with Citibank, N.A. for the right
to pay a fixed rate of 4.74% versus
the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	11,199,250	228,946

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.6714%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/1.6714	3,324,000	7,080

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 2.1075%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/2.1075	15,855,000	464,869

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	27,825,000	4,237,469

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	27,825,000	737,919

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	24,874,000	4,486,772

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	24,874,000	530,314

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 2025.	Sep-15/4.04	25,725,000	3,761,252

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 2025.	Sep-15/4.04	25,725,000	568,523

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	8,642,000	318,890

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.169% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.169	$8,642,000	$300,310

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Aug-12/1.9475	24,246,000	437,640

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.144% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.144	8,642,000	281,297

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	3,324,000	7,080

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 2.1075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	15,855,000	464,869

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	8,642,000	267,556

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.375% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	9,916,600	3,619,559

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 4.375%
versus the three month USD-
LIBOR-BBA maturing August 2045.	Aug-15/4.375	9,916,600	347,081

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.46% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	9,916,600	3,778,225

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 4.46%
versus the three month USD-
LIBOR-BBA maturing August 2045.	Aug-15/4.46	9,916,600	327,248

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.27% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.27	4,491,000	193,203

16 Putnam VT Diversified Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.13375% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.13375	$790,000	$26,607

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.2475% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.2475	4,491,000	185,388

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.1125% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.1125	790,000	25,027

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.225% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.225	4,491,000	176,766

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.73% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	8,124,000	693,221

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 2.73%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/2.73	8,124,000	406

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	3,324,000	7,080

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	763,244	76,347

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	763,244	32,797

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	7,507,000	689,893

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	7,507,000	99,993

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	17,832,000	2,075,288

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	$17,832,000	$169,939

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	16,771,000	1,945,604

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	16,771,000	159,660

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.8625% versus the three
month USD-LIBOR-BBA maturing
January 2023.	Jan-13/1.8625	3,324,000	62,624

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.855% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.855	3,324,000	60,464

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	1,257,000	59,217

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	1,257,000	10,659

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3675% versus the three
month USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.3675	4,491,000	225,493

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8825% versus the three
month USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	4,273,000	402,303

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8825% versus the three month
USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	4,273,000	107,466

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.845% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.845	3,324,000	57,140

Putnam VT Diversified Income Fund 17

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.835% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/1.835	$3,324,000	$53,683

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	1,257,000	57,194

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	1,257,000	8,372

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.34375% versus the three
month USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.34375	4,491,000	218,083

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.82% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/1.82	3,324,000	50,126

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3175% versus the three
month USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.3175	4,491,000	209,101

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	1,257,000	54,805

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	1,257,000	5,958

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	1,257,000	52,957

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	1,257,000	3,985

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	4,273,000	341,242

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	$4,273,000	$46,448

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	1,257,000	50,720

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	1,257,000	1,798

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.1825% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1825	3,270,000	117,655

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	3,324,000	7,080

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,257,000	49,262

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,257,000	75

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.11875% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.11875	15,855,000	480,882

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	7,507,000	684,638

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	7,507,000	93,237

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	14,899,000	112,338

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	16,771,000	1,937,218

18 Putnam VT Diversified Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate of
4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	$16,771,000	$147,249

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	36,175,500	3,505,044

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	36,175,500	1,085

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	9,129,369	1,482,062

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	9,129,369	9

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	16,218,193	2,558,418

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	16,218,193	16

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	3,324,000	7,080

Total purchased options outstanding
(cost $46,751,917)			$58,669,482

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (6.8%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds
7s, 2017		$2,360,000	$1,604,800

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		461,000	406,623

Argentina (Republic of) sr. unsec. bonds FRB
0.739s, 2013		2,362,000	259,820

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		6,666,000	5,142,819

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033		1,053,710	677,009

Brazil (Federal Republic of) unsec. notes
10s, 2017		1,350	722,170

Brazil (Federal Republic of) unsub. notes
10s, 2014		1,080	578,076

Chile (Republic of) notes 5 1/2s, 2020	CLP	235,500,000	499,890

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021		$360,000	352,336

Croatia (Republic of) 144A unsec. notes
6 1/4s, 2017		385,000	383,040

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (6.8%)* cont.		Principal amount	Value

Export-Import Bank of Korea 144A sr. unsec.
unsub. notes 5.1s, 2013 (India)	INR	31,500,000	$546,323

Ghana (Republic of) 144A unsec. notes
8 1/2s, 2017		$930,000	1,031,593

Hungary (Republic of) sr. unsec.
unsub. notes 7 5/8s, 2041		176,000	169,004

Hungary (Republic of) sr. unsec.
unsub. notes 6 3/8s, 2021		16,000	15,560

Indonesia (Republic of) 144A sr. unsec.
notes 11 5/8s, 2019		755,000	1,103,115

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 7 3/4s, 2038		550,000	756,250

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 3/4s, 2014		280,000	299,575

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037		575,000	694,014

International Bank for Reconstruction &
Development sr. disc. unsec.
unsub. notes Ser. GDIF, 5 1/4s, 2014	RUB	13,350,000	394,932

Iraq (Republic of) 144A bonds 5.8s, 2028		$695,000	562,950

Peru (Republic of) bonds 6.95s, 2031	PEN	3,110,000	1,349,440

Russia (Federation of) 144A sr. notes
5 5/8s, 2042		$1,200,000	1,261,500

Russia (Federation of) 144A unsec. notes
3 1/4s, 2017		200,000	199,892

Russia (Federation of) 144A unsec.
unsub. bonds 7 1/2s, 2030		1,385,868	1,647,450

Sri Lanka (Republic of) 144A notes 7.4s, 2015		240,000	256,313

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2017		1,230,000	1,431,905

Turkey (Republic of) unsec. bonds 6s, 2041		975,000	1,001,003

Turkey (Republic of) unsec. notes 6 3/4s, 2040		270,000	307,649

Ukraine (Government of ) Financing
of Infrastructural Projects State Enterprise
144A govt. guaranty notes 8 3/8s, 2017		275,000	229,625

Ukraine (Government of) 144A bonds
7 3/4s, 2020		895,000	810,870

Ukraine (Government of) 144A sr. unsec.
notes 7.95s, 2021		1,010,000	910,212

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		2,280,000	2,240,100

United Mexican States sr. unsec. notes
5 3/4s, 2110		220,000	250,250

Venezuela (Republic of) sr. unsec. bonds
9 1/4s, 2027		200,000	156,576

Venezuela (Republic of) unsec. notes
10 3/4s, 2013		1,410,000	1,440,188

Venezuela (Republic of) 144A unsec.
bonds 13 5/8s, 2018		1,215,000	1,219,107

Total foreign government and agency bonds
and notes (cost $31,305,187)			$30,911,979

ASSET-BACKED SECURITIES (2.7%)*		Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB
Ser. 06-HE9, Class 1A2, 0.395s, 2036		$5,000,000	$2,349,948

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 5.12s, 2034		34,783	10,281

Countrywide Asset Backed Certificates FRB
Ser. 07-1, Class 2A2, 0.345s, 2037		2,338,000	2,156,805

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		414,676	17,002

Putnam VT Diversified Income Fund 19

ASSET-BACKED SECURITIES (2.7%)* cont.		Principal amount	Value

First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF18, Class A2B,
0.355s, 2037		$1,344,120	$739,266

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.13s, 2043	EUR	880,000	857,502
FRB Ser. 03-2, Class 3C, 3.52s, 2043	GBP	328,968	396,714

Green Tree Financial Corp. Ser. 95-F, Class B2,
7.1s, 2021		$5,884	5,742

Guggenheim Structured Real Estate Funding, Ltd.
144A FRB Ser. 05-2A, Class E, 2.245s, 2030
(Cayman Islands)		308,936	151,379

Merrill Lynch First Franklin Mortgage Loan Trust
FRB Ser. 07-3, Class A2B, 3/8s, 2037		2,637,890	1,548,441

Merrill Lynch Mortgage Investors Trust
FRB Ser. 07-HE1, Class A2D, 0.575s, 2037		1,432,199	429,660
FRB Ser. 07-HE2, Class A2B, 0.455s, 2037		3,476,791	1,112,573
FRB Ser. 07-HE1, Class A2A, 3/8s, 2037		4,161,955	1,248,587
FRB Ser. 06-HE5, Class A2B, 0.355s, 2037		2,070,678	1,138,873

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8,
Class B3, 3.445s, 2034		37,486	10,970

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038		439,811	43,981

Total asset-backed securities (cost $12,384,158)			$12,217,724

SENIOR LOANS (2.0%)* [c]		Principal amount	Value

Basic materials (—%)
Momentive Performance Materials, Inc. bank term
loan FRN Ser. B1, 3 3/4s, 2015		$95,926	$91,549

Nexeo Solutions, LLC bank term loan FRN Ser. B,
5s, 2017		118,500	115,439

			206,988
Capital goods (—%)
SRAM Corp. bank term loan FRN 8 1/2s, 2018		80,000	79,800

			79,800
Communication services (0.2%)
Charter Communications Operating, LLC bank term
loan FRN Ser. C, 3.72s, 2016		446,013	441,491

Intelsat SA bank term loan FRN 3.24s, 2014
(Luxembourg)		375,000	365,063

Level 3 Financing, Inc. bank term loan FRN
2.652s, 2014		22,000	21,533

			828,087
Consumer cyclicals (1.0%)
Burlington Coat Factory Warehouse Corp. bank term
loan FRN Ser. B1, 6 1/4s, 2017		65,835	65,424

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.489s, 2018		973,641	860,455

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017		318,877	315,290

Cengage Learning Acquisitions, Inc. bank term
loan FRN Ser. B, 2.49s, 2014		285,458	263,811

Clear Channel Communications, Inc. bank term loan
FRN Ser. B, 3.889s, 2016		578,484	459,081

Compucom Systems, Inc. bank term loan FRN
3.74s, 2014		63,810	61,896

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.49s, 2014		157,541	48,936

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.24s, 2014		307,911	95,645

GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.24s, 2014		114,892	35,688

Golden Nugget, Inc. bank term loan FRN Ser. B,
3 1/4s, 2014 ‡‡		72,838	68,954

Golden Nugget, Inc. bank term loan FRN Ser. DD,
3 1/4s, 2014 ‡‡		41,461	39,250

SENIOR LOANS (2.0%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Goodman Global, Inc. bank term loan FRN 9s, 2017	$161,636	$163,455

Goodman Global, Inc. bank term loan FRN
5 3/4s, 2016	245,434	244,820

National Bedding Company, LLC bank term loan
FRN Ser. B, 4 3/8s, 2013	40,118	40,118

Neiman Marcus Group, Inc. (The) bank term loan
FRN 4 3/4s, 2018	215,000	212,132

R.H. Donnelley, Inc. bank term loan FRN Ser. B,
9s, 2014	363,112	158,317

Realogy Corp. bank term loan FRN Ser. B,
4.77s, 2016	470,436	442,210

ServiceMaster Co. (The) bank term loan FRN
Ser. B, 2.795s, 2014	171,354	168,998

ServiceMaster Co. (The) bank term loan FRN
Ser. DD, 2.74s, 2014	16,857	16,625

Tribune Co. bank term loan FRN Ser. B,
5 1/4s, 2014	399,187	265,459

Univision Communications, Inc. bank term loan
FRN 4.489s, 2017	358,919	337,832

		4,364,396
Consumer staples (0.2%)
Claire’s Stores, Inc. bank term loan FRN
3.056s, 2014	176,993	167,580

Del Monte Corp. bank term loan FRN Ser. B,
4 1/2s, 2018	148,608	146,054

Landry’s, Inc. bank term loan FRN Ser. B,
6 1/2s, 2017	289,275	289,637

Revlon Consumer Products bank term loan FRN
Ser. B, 4 3/4s, 2017	327,525	325,127

Rite Aid Corp. bank term loan FRN Ser. B,
1.994s, 2014	75,615	73,796

West Corp. bank term loan FRN Ser. B2,
2.653s, 2013	12,829	12,780

West Corp. bank term loan FRN Ser. B5,
4.489s, 2016	31,037	30,781

		1,045,755
Energy (0.1%)
Chesapeake Energy Corp. bank term loan FRN
8 1/2s, 2017	210,000	207,998

EP Energy, LLC bank term loan FRN 6 1/2s, 2018	75,000	75,544

Frac Tech International, LLC bank term loan FRN
Ser. B, 6 1/4s, 2016	190,049	173,209

		456,751
Financials (0.1%)
AGFS Funding Co. bank term loan FRN Ser. B,
5 1/2s, 2017	230,000	216,159

HUB International Holdings, Inc. bank term loan
FRN 6 3/4s, 2017	89,476	89,532

		305,691
Health care (0.3%)
Ardent Health Services bank term loan FRN Ser. B,
6 1/2s, 2015	298,705	296,465

Emergency Medical Services Corp. bank term loan
FRN Ser. B, 5 1/4s, 2018	216,481	213,843

IASIS Healthcare, LLC bank term loan FRN Ser. B,
5s, 2018	360,438	353,679

Multiplan, Inc. bank term loan FRN Ser. B,
4 3/4s, 2017	179,888	177,040

Quintiles Transnational Corp. bank term loan FRN
7 1/2s, 2017 ‡‡	80,000	80,200

		1,121,227

20 Putnam VT Diversified Income Fund

SENIOR LOANS (2.0%)* [c] cont.		Principal amount		Value

Technology (—%)
First Data Corp. bank term loan FRN 4.24s, 2018			$121,183	$111,091

First Data Corp. bank term loan FRN Ser. B3,
2.99s, 2014			12,896	12,350

				123,441
Utilities and power (0.1%)
Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.741s, 2017			645,637	385,023

				385,023

Total senior loans (cost $9,900,243)				$8,917,159

CONVERTIBLE BONDS AND NOTES (0.2%)*		Principal amount		Value

Altra Holdings, Inc. cv. company
guaranty sr. unsec. notes 2 3/4s, 2031			$185,000	$169,969

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			186,000	258,540

Meritor, Inc. cv. company guaranty sr. unsec.
notes stepped-coupon 4 5/8s (zero %, 3/1/16)
2026 ††			373,000	324,044

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			195,000	203,775

Total convertible bonds and notes (cost $938,329)				$956,328

PREFERRED STOCKS (0.1%)*			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			163	$145,218

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			16,715	401,996

Total preferred stocks (cost $483,154)				$547,214

CONVERTIBLE PREFERRED STOCKS (0.1%)*			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			5,293	$175,675

Lehman Brothers Holdings, Inc. 7.25% cv. pfd.
(Escrow) F			627	6

Lucent Technologies Capital Trust I 7.75% cv. pfd.			236	156,940

United Technologies Corp. $3.75 cv. pfd. †			2,800	147,532

Total convertible preferred stocks (cost $636,476)				$480,153

COMMON STOCKS (—%)*			Shares	Value

Compton Petroleum Corp. (Canada) †			6,624	$7,088

HealthSouth Corp. †			214	4,978

Magellan Health Services, Inc. †			140	6,346

Trump Entertainment Resorts, Inc. †			71	213

Vertis Holdings, Inc. † F			521	5

Total common stocks (cost $73,074)				$18,630

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Charter Communications,
Inc. Class A	11/30/14	$46.86	37	$981

Smurfit Kappa Group
PLC 144A (Ireland) F	10/1/13	EUR 0.001	422	14,678

Total warrants (cost $16,076)				$15,659

SHORT-TERM INVESTMENTS (25.5%)*		Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.12% [e]			16,064,323	$16,064,323

SSgA Prime Money Market Fund 0.09% P			8,289,051	8,289,051

Straight-A Funding, LLC commercial paper
with an effective yield of 0.148%, July 9, 2012			$13,000,000	12,999,567

U.S. Treasury Bills with effective yields ranging
from 0.087% to 0.102%, October 18, 2012 ##			24,226,000	24,218,369

U.S. Treasury Bills with effective yields ranging
from 0.084% to 0.105%, November 15, 2012 # ##			21,928,000	21,918,681

SHORT-TERM INVESTMENTS (25.5%)* cont.	Principal amount	Value

U.S. Treasury Bills with effective yields ranging
from 0.058% to 0.111%, July 26, 2012 # ##	$23,106,000	$23,104,439

U.S. Treasury Bills with effective yields ranging
from 0.058% to 0.094%, August 23, 2012 # ##	9,064,000	9,062,928

Total short-term investments (cost $115,659,223)		$115,657,358

Total investments (cost $568,654,406)		$585,814,354

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

*Percentages indicated are based on net assets of $453,156,437.

†Non-income-producing security.

††The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

Putnam VT Diversified Income Fund 21

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts (Note 1).

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $120,334,472 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	85.1%	Netherlands	0.7%

Russia	3.2	Brazil	0.6

Venezuela	1.5	Germany	0.6

Argentina	1.4	Mexico	0.5

Luxembourg	1.0	Turkey	0.5

Indonesia	0.8	Other	2.6

Ukraine	0.8	Total	100.0%

United Kingdom	0.7

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	7/18/12	$115,593	$109,888	$5,705

	Euro	Buy	7/18/12	4,151,456	4,096,353	55,103

	Japanese Yen	Sell	7/18/12	1,931,382	1,970,309	38,927

	Norwegian Krone	Buy	7/18/12	794,443	774,183	20,260

	Swedish Krona	Sell	7/18/12	1,980,932	1,902,321	(78,611)

	Swiss Franc	Buy	7/18/12	3,839,166	3,786,118	53,048

Barclays Bank PLC

	Australian Dollar	Buy	7/18/12	7,006,021	6,876,536	129,485

	Australian Dollar	Sell	7/18/12	7,006,021	6,680,906	(325,115)

	Australian Dollar	Buy	8/16/12	762,930	749,645	13,285

	Brazilian Real	Buy	7/18/12	1,043,582	1,013,056	30,526

	Brazilian Real	Sell	7/18/12	1,043,582	1,010,367	(33,215)

	Brazilian Real	Buy	8/16/12	987	985	2

	British Pound	Buy	7/18/12	3,741,083	3,712,108	28,975

	British Pound	Sell	7/18/12	3,741,083	3,705,133	(35,950)

	British Pound	Sell	8/16/12	293,307	290,628	(2,679)

	Canadian Dollar	Buy	7/18/12	6,968,641	6,877,814	90,827

	Canadian Dollar	Sell	7/18/12	6,968,641	6,862,756	(105,885)

	Canadian Dollar	Sell	8/16/12	1,647,554	1,627,506	(20,048)

	Chilean Peso	Buy	7/18/12	3,069,768	3,032,777	36,991

	Chilean Peso	Sell	7/18/12	3,069,768	3,008,535	(61,233)

	Chilean Peso	Buy	8/16/12	557,071	557,053	18

	Czech Koruna	Buy	7/18/12	5,136,938	5,056,634	80,304

	Czech Koruna	Sell	7/18/12	5,136,938	5,015,175	(121,763)

	Czech Koruna	Sell	8/16/12	1,830,610	1,835,203	4,593

	Euro	Buy	7/18/12	14,529,526	14,309,115	220,411

	Euro	Sell	7/18/12	14,529,526	14,413,897	(115,629)

	Euro	Sell	8/16/12	7,576,027	7,444,110	(131,917)

	Hungarian Forint	Buy	7/18/12	1,613,463	1,535,376	78,087

	Hungarian Forint	Sell	7/18/12	1,613,463	1,511,011	(102,452)

	Hungarian Forint	Buy	8/16/12	490,012	492,090	(2,078)

	Japanese Yen	Buy	7/18/12	5,380,991	5,475,964	(94,973)

22 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Japanese Yen	Sell	7/18/12	$5,380,991	$5,492,809	$111,818

	Japanese Yen	Sell	8/16/12	1,988,925	2,002,816	13,891

	Malaysian Ringgit	Sell	7/18/12	10,287	10,210	(77)

	Mexican Peso	Buy	7/18/12	1,232,902	1,203,297	29,605

	Mexican Peso	Sell	7/18/12	1,232,902	1,183,946	(48,956)

	Mexican Peso	Buy	8/16/12	153,023	153,359	(336)

	New Zealand Dollar	Sell	7/18/12	1,418,758	1,354,460	(64,298)

	Norwegian Krone	Buy	7/18/12	4,798,681	4,719,014	79,667

	Norwegian Krone	Sell	7/18/12	4,798,681	4,675,794	(122,887)

	Norwegian Krone	Sell	8/16/12	1,013,049	1,038,112	25,063

	Singapore Dollar	Sell	7/18/12	1,222,336	1,206,317	(16,019)

	South African Rand	Buy	7/18/12	2,167,891	2,127,296	40,595

	South African Rand	Sell	7/18/12	2,167,891	2,044,652	(123,239)

	South Korean Won	Buy	7/18/12	2,289,501	2,244,716	44,785

	Swedish Krona	Buy	7/18/12	3,429,637	3,390,718	38,919

	Swedish Krona	Sell	7/18/12	3,429,637	3,343,423	(86,214)

	Swedish Krona	Buy	8/16/12	2,536,797	2,486,356	50,441

	Swiss Franc	Buy	7/18/12	1,595,129	1,565,668	29,461

	Swiss Franc	Sell	7/18/12	1,595,129	1,574,332	(20,797)

	Swiss Franc	Sell	8/16/12	1,596,265	1,567,127	(29,138)

	Taiwan Dollar	Buy	7/18/12	188,300	199,089	(10,789)

	Turkish Lira	Buy	7/18/12	3,257,469	3,241,671	15,798

	Turkish Lira	Sell	7/18/12	3,257,469	3,243,314	(14,155)

	Turkish Lira	Sell	8/16/12	802,430	805,696	3,266

Citibank, N.A.

	Australian Dollar	Buy	7/18/12	3,512,158	3,454,544	57,614

	Australian Dollar	Sell	7/18/12	3,512,158	3,377,527	(134,631)

	Australian Dollar	Buy	8/16/12	1,324,655	1,300,627	24,028

	Brazilian Real	Buy	7/18/12	1,512,121	1,489,607	22,514

	Brazilian Real	Sell	7/18/12	1,512,121	1,492,825	(19,296)

	Brazilian Real	Buy	8/16/12	467,672	467,835	(163)

	Canadian Dollar	Buy	7/18/12	3,514,808	3,443,016	71,792

	Canadian Dollar	Sell	7/18/12	3,514,808	3,476,237	(38,571)

	Canadian Dollar	Buy	8/16/12	50,143	49,511	632

	Czech Koruna	Buy	7/18/12	2,469,299	2,442,936	26,363

	Czech Koruna	Sell	7/18/12	2,469,299	2,432,663	(36,636)

	Czech Koruna	Sell	8/16/12	1,395,327	1,400,520	5,193

	Euro	Buy	7/18/12	6,923,481	6,804,695	118,786

	Euro	Sell	7/18/12	6,923,481	6,901,793	(21,688)

	Euro	Sell	8/16/12	5,823,399	5,719,608	(103,791)

	Japanese Yen	Buy	7/18/12	1,357,555	1,367,098	(9,543)

	Japanese Yen	Sell	7/18/12	1,357,555	1,385,694	28,139

	Japanese Yen	Sell	8/16/12	1,358,096	1,367,753	9,657

	Mexican Peso	Buy	7/18/12	1,090,020	1,020,205	69,815

	Mexican Peso	Sell	7/18/12	1,090,020	1,040,059	(49,961)

	Mexican Peso	Sell	8/16/12	3,814	3,847	33

	Norwegian Krone	Buy	7/18/12	1,695,491	1,653,390	42,101

	Norwegian Krone	Sell	7/18/12	1,695,491	1,663,200	(32,291)

	Norwegian Krone	Buy	8/16/12	1,693,724	1,661,557	32,167

	Polish Zloty	Buy	7/18/12	45,749	43,114	2,635

	Polish Zloty	Sell	7/18/12	45,749	44,597	(1,152)

	Singapore Dollar	Sell	7/18/12	1,242,545	1,233,204	(9,341)

	South African Rand	Buy	7/18/12	2,167,891	2,142,151	25,740

Putnam VT Diversified Income Fund 23

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	South African Rand	Sell	7/18/12	$2,167,891	$2,045,075	$(122,816)

	South Korean Won	Buy	7/18/12	1,112,566	1,095,096	17,470

	Swedish Krona	Buy	7/18/12	495,688	483,795	11,893

	Swedish Krona	Sell	7/18/12	495,688	476,176	(19,512)

	Taiwan Dollar	Sell	7/18/12	846,540	845,283	(1,257)

	Turkish Lira	Buy	7/18/12	1,995,781	1,940,433	55,348

	Turkish Lira	Sell	7/18/12	1,995,781	1,962,049	(33,732)

	Turkish Lira	Buy	8/16/12	924,979	930,279	(5,300)

Credit Suisse AG

	Australian Dollar	Buy	7/18/12	9,324,941	9,103,847	221,094

	Australian Dollar	Sell	7/18/12	9,324,941	8,951,932	(373,009)

	Australian Dollar	Buy	8/16/12	2,784,364	2,733,366	50,998

	Brazilian Real	Buy	7/18/12	1,079,562	1,045,396	34,166

	Brazilian Real	Sell	7/18/12	1,079,562	1,060,887	(18,675)

	Brazilian Real	Buy	8/16/12	37,509	37,394	115

	British Pound	Buy	7/18/12	3,741,240	3,712,228	29,012

	British Pound	Sell	7/18/12	3,741,240	3,753,717	12,477

	British Pound	Buy	8/16/12	275,768	273,166	2,602

	Canadian Dollar	Buy	7/18/12	3,765,389	3,717,693	47,696

	Canadian Dollar	Sell	7/18/12	3,765,389	3,728,110	(37,279)

	Canadian Dollar	Sell	8/16/12	6,029,027	5,978,622	(50,405)

	Chilean Peso	Buy	7/18/12	5,109,656	5,050,488	59,168

	Chilean Peso	Sell	7/18/12	5,109,656	5,021,657	(87,999)

	Chilean Peso	Buy	8/16/12	572,089	576,181	(4,092)

	Czech Koruna	Buy	7/18/12	2,978,229	2,950,924	27,305

	Czech Koruna	Sell	7/18/12	2,978,229	2,928,201	(50,028)

	Czech Koruna	Sell	8/16/12	1,904,222	1,908,402	4,180

	Euro	Buy	7/18/12	14,466,876	14,235,846	231,030

	Euro	Sell	7/18/12	14,466,876	14,396,956	(69,920)

	Euro	Sell	8/16/12	5,266,873	5,176,703	(90,170)

	Hungarian Forint	Buy	7/18/12	2,162,489	2,086,662	75,827

	Hungarian Forint	Sell	7/18/12	2,162,489	2,047,407	(115,082)

	Hungarian Forint	Buy	8/16/12	434,499	436,073	(1,574)

	Japanese Yen	Buy	7/18/12	5,784,363	5,904,223	(119,860)

	Japanese Yen	Sell	7/18/12	5,784,363	5,821,601	37,238

	Japanese Yen	Buy	8/16/12	5,734,823	5,772,547	(37,724)

	Mexican Peso	Buy	7/18/12	2,165,728	2,046,444	119,284

	Mexican Peso	Sell	7/18/12	2,165,728	2,074,817	(90,911)

	New Zealand Dollar	Sell	7/18/12	2,054,009	1,983,228	(70,781)

	Norwegian Krone	Buy	7/18/12	7,015,087	6,887,438	127,649

	Norwegian Krone	Sell	7/18/12	7,015,087	6,853,369	(161,718)

	Norwegian Krone	Sell	8/16/12	1,365,127	1,339,575	(25,552)

	Philippines Peso	Buy	7/18/12	1,057,754	1,030,256	27,498

	Polish Zloty	Buy	7/18/12	1,506,769	1,503,886	2,883

	Polish Zloty	Sell	7/18/12	1,506,769	1,469,057	(37,712)

	Polish Zloty	Sell	8/16/12	522,577	519,383	(3,194)

	Singapore Dollar	Buy	7/18/12	382,710	383,222	(512)

	South African Rand	Buy	7/18/12	2,146,996	2,121,979	25,017

	South African Rand	Sell	7/18/12	2,146,996	2,059,009	(87,987)

	South Korean Won	Buy	7/18/12	1,153,656	1,138,529	15,127

	Swedish Krona	Buy	7/18/12	7,038,113	6,891,631	146,482

	Swedish Krona	Sell	7/18/12	7,038,113	6,825,957	(212,156)

	Swedish Krona	Buy	8/16/12	3,397,469	3,329,246	68,223

24 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Swiss Franc	Buy	7/18/12	$709,930	$696,528	$13,402

	Swiss Franc	Sell	7/18/12	709,930	700,259	(9,671)

	Swiss Franc	Sell	8/16/12	707,904	694,637	(13,267)

	Taiwan Dollar	Sell	7/18/12	1,029,914	1,028,610	(1,304)

	Turkish Lira	Buy	7/18/12	6,604,082	6,492,981	111,101

	Turkish Lira	Sell	7/18/12	6,604,082	6,493,362	(110,720)

	Turkish Lira	Buy	8/16/12	160,223	160,858	(635)

Deutsche Bank AG

	Australian Dollar	Buy	7/18/12	4,661,040	4,597,891	63,149

	Australian Dollar	Sell	7/18/12	4,661,040	4,422,910	(238,130)

	Australian Dollar	Sell	8/16/12	1,229,556	1,204,985	(24,571)

	Brazilian Real	Buy	7/18/12	1,041,795	1,028,468	13,327

	Brazilian Real	Sell	7/18/12	1,041,795	1,022,877	(18,918)

	British Pound	Buy	7/18/12	2,885,683	2,839,459	46,224

	British Pound	Sell	7/18/12	2,885,683	2,865,685	(19,998)

	British Pound	Sell	8/16/12	780,482	773,374	(7,108)

	Canadian Dollar	Buy	7/18/12	8,687,555	8,545,540	142,015

	Canadian Dollar	Sell	7/18/12	8,687,555	8,559,753	(127,802)

	Canadian Dollar	Sell	8/16/12	573,651	562,121	(11,530)

	Czech Koruna	Buy	7/18/12	2,953,407	2,927,198	26,209

	Czech Koruna	Sell	7/18/12	2,953,407	2,897,807	(55,600)

	Czech Koruna	Sell	8/16/12	1,879,393	1,884,829	5,436

	Euro	Buy	7/18/12	9,313,912	9,152,793	161,119

	Euro	Sell	7/18/12	9,313,912	9,271,939	(41,973)

	Euro	Sell	8/16/12	9,316,375	9,155,170	(161,205)

	Mexican Peso	Buy	7/18/12	1,078,163	1,078,445	(282)

	Mexican Peso	Sell	7/18/12	1,078,163	1,028,836	(49,327)

	Mexican Peso	Sell	8/16/12	1,050,009	1,050,883	874

	Norwegian Krone	Buy	7/18/12	158,136	154,088	4,048

	Norwegian Krone	Sell	7/18/12	158,136	155,009	(3,127)

	Norwegian Krone	Buy	8/16/12	157,971	154,851	3,120

	Polish Zloty	Buy	7/18/12	1,107,045	1,104,321	2,724

	Polish Zloty	Sell	7/18/12	1,107,045	1,026,730	(80,315)

	Polish Zloty	Sell	8/16/12	732,157	730,878	(1,279)

	Singapore Dollar	Sell	7/18/12	214,880	214,721	(159)

	South Korean Won	Buy	7/18/12	490,456	482,175	8,281

	South Korean Won	Buy	8/16/12	676,202	679,339	(3,137)

	Swedish Krona	Buy	7/18/12	3,463,908	3,407,796	56,112

	Swedish Krona	Sell	7/18/12	3,463,908	3,390,519	(73,389)

	Swedish Krona	Buy	8/16/12	3,460,223	3,387,214	73,009

	Swiss Franc	Buy	7/18/12	163,360	160,389	2,971

	Swiss Franc	Sell	7/18/12	163,360	161,209	(2,151)

	Swiss Franc	Sell	8/16/12	163,476	160,519	(2,957)

	Turkish Lira	Buy	7/18/12	2,732,794	2,686,293	46,501

	Turkish Lira	Sell	7/18/12	2,732,794	2,695,120	(37,674)

	Turkish Lira	Buy	8/16/12	1,657,428	1,658,930	(1,502)

Goldman Sachs International

	Australian Dollar	Buy	7/18/12	7,605,349	7,442,862	162,487

	Australian Dollar	Sell	7/18/12	7,605,349	7,221,707	(383,642)

	Australian Dollar	Sell	8/16/12	603,515	592,366	(11,149)

	Canadian Dollar	Buy	7/18/12	3,445,486	3,416,137	29,349

	Canadian Dollar	Sell	7/18/12	3,445,486	3,420,045	(25,441)

Putnam VT Diversified Income Fund 25

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Canadian Dollar	Sell	8/16/12	$490,635	$484,421	$(6,214)

	Chilean Peso	Buy	7/18/12	1,964,187	1,937,755	26,432

	Chilean Peso	Sell	7/18/12	1,964,187	1,964,606	419

	Chilean Peso	Buy	8/16/12	946,110	946,737	(627)

	Czech Koruna	Buy	7/18/12	1,917,127	1,925,473	(8,346)

	Czech Koruna	Sell	7/18/12	1,917,127	1,887,144	(29,983)

	Czech Koruna	Sell	8/16/12	1,916,960	1,925,185	8,225

	Euro	Buy	7/18/12	9,633,995	9,472,782	161,213

	Euro	Sell	7/18/12	9,633,995	9,570,533	(63,462)

	Euro	Sell	8/16/12	8,958,608	8,801,839	(156,769)

	Japanese Yen	Buy	7/18/12	4,129,425	4,157,930	(28,505)

	Japanese Yen	Sell	7/18/12	4,129,425	4,173,094	43,669

	Japanese Yen	Sell	8/16/12	4,131,070	4,159,922	28,852

	Norwegian Krone	Buy	7/18/12	973,547	948,929	24,618

	Norwegian Krone	Sell	7/18/12	973,547	954,596	(18,951)

	Norwegian Krone	Buy	8/16/12	972,532	953,669	18,863

	Singapore Dollar	Sell	7/18/12	1,033,429	1,025,497	(7,932)

	South Korean Won	Buy	7/18/12	469,362	469,334	28

	Swedish Krona	Buy	7/18/12	3,541,090	3,448,926	92,164

	Swedish Krona	Sell	7/18/12	3,541,090	3,432,013	(109,077)

	Swedish Krona	Buy	8/16/12	1,579,988	1,548,139	31,849

	Swiss Franc	Buy	7/18/12	1,266,618	1,243,327	23,291

	Swiss Franc	Sell	7/18/12	1,266,618	1,250,507	(16,111)

	Swiss Franc	Sell	8/16/12	1,267,520	1,244,164	(23,356)

	Taiwan Dollar	Buy	7/18/12	29,553	29,598	(45)

	Taiwan Dollar	Sell	7/18/12	29,553	29,464	(89)

	Turkish Lira	Buy	7/18/12	2,658,966	2,608,680	50,286

	Turkish Lira	Sell	7/18/12	2,658,966	2,627,632	(31,334)

	Turkish Lira	Buy	8/16/12	1,584,052	1,592,075	(8,023)

HSBC Bank USA, National Association

	Australian Dollar	Buy	7/18/12	4,565,380	4,457,591	107,789

	Australian Dollar	Sell	7/18/12	4,565,380	4,340,133	(225,247)

	Australian Dollar	Buy	8/16/12	1,171,555	1,196,348	(24,793)

	British Pound	Buy	7/18/12	6,847,609	6,786,644	60,965

	British Pound	Sell	7/18/12	6,847,609	6,760,354	(87,255)

	British Pound	Buy	8/16/12	3,328,971	3,299,159	29,812

	Canadian Dollar	Buy	7/18/12	2,415,670	2,385,302	30,368

	Canadian Dollar	Sell	7/18/12	2,415,670	2,395,119	(20,551)

	Canadian Dollar	Sell	8/16/12	2,414,123	2,384,007	(30,116)

	Czech Koruna	Buy	7/18/12	4,364,058	4,270,967	93,091

	Czech Koruna	Sell	7/18/12	4,364,058	4,248,708	(115,350)

	Czech Koruna	Sell	8/16/12	1,048,055	1,050,956	2,901

	Euro	Buy	7/18/12	21,726,260	21,377,830	348,430

	Euro	Sell	7/18/12	21,726,260	21,542,399	(183,861)

	Euro	Sell	8/16/12	6,988,357	6,868,660	(119,697)

	Indian Rupee	Sell	7/18/12	1,253,799	1,249,930	(3,869)

	Japanese Yen	Buy	7/18/12	3,148,699	3,156,060	(7,361)

	Japanese Yen	Sell	7/18/12	3,148,699	3,174,294	25,595

	Japanese Yen	Buy	8/16/12	2,787,843	2,806,358	(18,515)

	Norwegian Krone	Buy	7/18/12	3,550,967	3,467,304	83,663

	Norwegian Krone	Sell	7/18/12	3,550,967	3,439,706	(111,261)

	Norwegian Krone	Sell	8/16/12	817,515	801,461	(16,054)

	Singapore Dollar	Sell	7/18/12	188,277	184,466	(3,811)

26 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.

	South Korean Won	Buy	7/18/12	$2,130,556	$2,096,220	$34,336

	South Korean Won	Sell	7/18/12	2,130,556	2,062,621	(67,935)

	Swiss Franc	Buy	7/18/12	2,348,692	2,317,371	31,321

	Swiss Franc	Sell	7/18/12	2,348,692	2,305,742	(42,950)

	Swiss Franc	Buy	8/16/12	2,350,364	2,307,987	42,377

	Turkish Lira	Buy	7/18/12	2,111,316	2,085,781	25,535

	Turkish Lira	Sell	7/18/12	2,111,316	2,107,866	(3,450)

	Turkish Lira	Buy	8/16/12	2,098,398	2,096,794	1,604

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	7/18/12	4,018,071	3,937,470	80,601

	Australian Dollar	Sell	7/18/12	4,018,071	3,945,160	(72,911)

	Australian Dollar	Buy	8/16/12	6,264,385	6,195,633	68,752

	British Pound	Buy	7/18/12	3,709,605	3,706,341	3,264

	British Pound	Sell	7/18/12	3,709,605	3,659,486	(50,119)

	British Pound	Buy	8/16/12	2,012,120	1,993,908	18,212

	Canadian Dollar	Buy	7/18/12	5,760,610	5,688,742	71,868

	Canadian Dollar	Sell	7/18/12	5,760,610	5,704,666	(55,944)

	Canadian Dollar	Sell	8/16/12	5,756,920	5,685,655	(71,265)

	Chilean Peso	Buy	7/18/12	3,056,547	2,997,145	59,402

	Chilean Peso	Sell	7/18/12	3,056,547	2,995,377	(61,170)

	Chilean Peso	Buy	8/16/12	543,904	543,940	(36)

	Czech Koruna	Buy	7/18/12	3,018,006	3,026,624	(8,618)

	Czech Koruna	Sell	7/18/12	3,018,006	2,975,770	(42,236)

	Czech Koruna	Sell	8/16/12	3,017,743	3,026,172	8,429

	Euro	Buy	7/18/12	22,288,082	21,914,174	373,908

	Euro	Sell	7/18/12	22,288,082	22,033,828	(254,254)

	Euro	Sell	8/16/12	12,038,367	11,825,707	(212,660)

	Hungarian Forint	Buy	7/18/12	1,121,500	1,070,344	51,156

	Hungarian Forint	Sell	7/18/12	1,121,500	1,017,187	(104,313)

	Japanese Yen	Buy	7/18/12	3,413,677	3,486,448	(72,771)

	Japanese Yen	Sell	7/18/12	3,413,677	3,485,727	72,050

	Japanese Yen	Sell	8/16/12	48,643	48,988	345

	Mexican Peso	Buy	7/18/12	2,037,794	2,009,993	27,801

	Mexican Peso	Sell	7/18/12	2,037,794	1,934,416	(103,378)

	Mexican Peso	Sell	8/16/12	795,520	797,547	2,027

	New Zealand Dollar	Sell	7/18/12	726,971	647,896	(79,075)

	Norwegian Krone	Buy	7/18/12	7,261,868	7,119,494	142,374

	Norwegian Krone	Sell	7/18/12	7,261,868	7,089,497	(172,371)

	Norwegian Krone	Buy	8/16/12	1,398,192	1,373,168	25,024

	Peruvian New Sol	Buy	7/18/12	1,264,067	1,267,756	(3,689)

	Peruvian New Sol	Sell	7/18/12	1,264,067	1,245,753	(18,314)

	Peruvian New Sol	Sell	8/16/12	1,261,125	1,264,146	3,021

	Polish Zloty	Buy	7/18/12	1,107,015	1,070,670	36,345

	Polish Zloty	Sell	7/18/12	1,107,015	1,026,760	(80,255)

	Polish Zloty	Sell	8/16/12	44,722	44,130	(592)

	Russian Ruble	Buy	7/18/12	431,927	432,901	(974)

	Russian Ruble	Sell	7/18/12	431,927	422,330	(9,597)

	Russian Ruble	Sell	8/16/12	429,683	430,708	1,025

	Singapore Dollar	Sell	7/18/12	127,254	135,582	8,328

	South African Rand	Buy	7/18/12	2,108,575	2,081,694	26,881

	South African Rand	Sell	7/18/12	2,108,575	2,042,035	(66,540)

	South African Rand	Buy	8/16/12	757,561	754,759	2,802

	South Korean Won	Buy	7/18/12	1,642,779	1,609,738	33,041

Putnam VT Diversified Income Fund 27

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	South Korean Won	Sell	7/18/12	$1,642,779	$1,600,808	$(41,971)

	Swedish Krona	Buy	7/18/12	8,650,226	8,492,302	157,924

	Swedish Krona	Sell	7/18/12	8,650,226	8,410,851	(239,375)

	Swedish Krona	Buy	8/16/12	550,309	591,098	(40,789)

	Taiwan Dollar	Sell	7/18/12	983,348	983,391	43

	Turkish Lira	Buy	7/18/12	3,031,246	2,997,067	34,179

	Turkish Lira	Sell	7/18/12	3,031,246	2,997,851	(33,395)

	Turkish Lira	Buy	8/16/12	1,954,055	1,960,283	(6,228)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/18/12	5,042,671	4,891,609	151,062

	Australian Dollar	Sell	7/18/12	5,042,671	4,804,928	(237,743)

	Australian Dollar	Sell	8/16/12	1,517,502	1,488,204	(29,298)

	Brazilian Real	Buy	7/18/12	857,079	845,367	11,712

	Brazilian Real	Sell	7/18/12	857,079	854,527	(2,552)

	Brazilian Real	Buy	8/16/12	852,332	850,027	2,305

	British Pound	Buy	7/18/12	3,501,158	3,481,495	19,663

	British Pound	Sell	7/18/12	3,501,158	3,436,072	(65,086)

	British Pound	Sell	8/16/12	40,872	40,484	(388)

	Canadian Dollar	Buy	7/18/12	1,007,626	996,021	11,605

	Canadian Dollar	Sell	7/18/12	1,007,626	987,680	(19,946)

	Canadian Dollar	Sell	8/16/12	1,006,980	995,335	(11,645)

	Chilean Peso	Buy	7/18/12	1,019,843	994,537	25,306

	Chilean Peso	Sell	7/18/12	1,019,843	1,019,812	(31)

	Chilean Peso	Buy	8/16/12	5,608	5,611	(3)

	Czech Koruna	Buy	7/18/12	3,003,150	2,976,865	26,285

	Czech Koruna	Sell	7/18/12	3,003,150	2,947,792	(55,358)

	Czech Koruna	Sell	8/16/12	1,929,132	1,933,991	4,859

	Euro	Buy	7/18/12	16,260,428	16,157,191	103,237

	Euro	Sell	7/18/12	16,260,428	16,072,782	(187,646)

	Euro	Sell	8/16/12	5,748,453	5,749,707	1,254

	Japanese Yen	Buy	7/18/12	7,518,249	7,621,588	(103,339)

	Japanese Yen	Sell	7/18/12	7,518,249	7,654,446	136,197

	Japanese Yen	Sell	8/16/12	1,882,440	1,894,788	12,348

	Mexican Peso	Buy	7/18/12	2,139,731	2,112,051	27,680

	Mexican Peso	Sell	7/18/12	2,139,731	2,018,920	(120,811)

	Mexican Peso	Sell	8/16/12	1,088,503	1,090,877	2,374

	New Zealand Dollar	Sell	7/18/12	1,014,769	970,024	(44,745)

	Norwegian Krone	Buy	7/18/12	5,113,811	5,024,641	89,170

	Norwegian Krone	Sell	7/18/12	5,113,811	5,000,123	(113,688)

	Norwegian Krone	Buy	8/16/12	332,860	326,147	6,713

	Polish Zloty	Buy	7/18/12	1,107,015	1,070,788	36,227

	Polish Zloty	Sell	7/18/12	1,107,015	1,026,817	(80,198)

	Polish Zloty	Sell	8/16/12	27,496	27,399	(97)

	Singapore Dollar	Sell	7/18/12	993,405	979,128	(14,277)

	South African Rand	Buy	7/18/12	1,053,897	1,049,792	4,105

	South African Rand	Sell	7/18/12	1,053,897	990,286	(63,611)

	South Korean Won	Buy	7/18/12	717,024	717,289	(265)

	Swedish Krona	Buy	7/18/12	3,632,504	3,538,336	94,168

	Swedish Krona	Sell	7/18/12	3,632,504	3,469,362	(163,142)

	Taiwan Dollar	Sell	7/18/12	894,632	893,050	(1,582)

	Turkish Lira	Buy	7/18/12	2,004,816	1,972,142	32,674

	Turkish Lira	Sell	7/18/12	2,004,816	2,006,396	1,580

	Turkish Lira	Buy	8/16/12	1,992,550	1,995,284	(2,734)

28 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/18/12	$11,214,192	$10,952,766	$261,426

	Australian Dollar	Sell	7/18/12	11,214,192	10,660,090	(554,102)

	Australian Dollar	Buy	8/16/12	273,371	268,388	4,983

	Brazilian Real	Buy	7/18/12	1,294,055	1,276,439	17,616

	Brazilian Real	Sell	7/18/12	1,294,055	1,258,283	(35,772)

	Brazilian Real	Sell	8/16/12	254,268	254,169	(99)

	British Pound	Buy	7/18/12	3,434,442	3,420,466	13,976

	British Pound	Sell	7/18/12	3,434,442	3,389,460	(44,982)

	British Pound	Sell	8/16/12	260,265	281,517	21,252

	Canadian Dollar	Buy	7/18/12	7,033,250	6,965,656	67,594

	Canadian Dollar	Sell	7/18/12	7,033,250	6,923,058	(110,192)

	Canadian Dollar	Sell	8/16/12	3,565,448	3,520,833	(44,615)

	Chilean Peso	Buy	7/18/12	2,052,110	2,041,200	10,910

	Chilean Peso	Sell	7/18/12	2,052,110	2,050,834	(1,276)

	Chilean Peso	Buy	8/16/12	1,033,675	1,034,977	(1,302)

	Czech Koruna	Buy	7/18/12	3,953,758	3,930,157	23,601

	Czech Koruna	Sell	7/18/12	3,953,758	3,879,479	(74,279)

	Czech Koruna	Sell	8/16/12	2,879,656	2,887,412	7,756

	Euro	Buy	7/18/12	24,089,481	23,754,088	335,393

	Euro	Sell	7/18/12	24,089,481	23,903,793	(185,688)

	Euro	Sell	8/16/12	10,373,852	10,186,789	(187,063)

	Hungarian Forint	Buy	7/18/12	1,840,372	1,706,366	134,006

	Hungarian Forint	Sell	7/18/12	1,840,372	1,739,156	(101,216)

	Hungarian Forint	Buy	8/16/12	716,021	719,315	(3,294)

	Japanese Yen	Buy	7/18/12	10,274,756	10,349,331	(74,575)

	Japanese Yen	Sell	7/18/12	10,274,756	10,431,901	157,145

	Japanese Yen	Sell	8/16/12	143,766	144,755	989

	Mexican Peso	Buy	7/18/12	1,419,873	1,423,527	(3,654)

	Mexican Peso	Sell	7/18/12	1,419,873	1,348,608	(71,265)

	Mexican Peso	Sell	8/16/12	1,415,913	1,419,203	3,290

	New Zealand Dollar	Sell	7/18/12	2,071,041	2,010,643	(60,398)

	Norwegian Krone	Buy	7/18/12	7,770,903	7,604,716	166,187

	Norwegian Krone	Sell	7/18/12	7,770,903	7,555,470	(215,433)

	Norwegian Krone	Buy	8/16/12	661,793	649,000	12,793

	Singapore Dollar	Buy	7/18/12	373,790	377,863	(4,073)

	South African Rand	Buy	7/18/12	739,474	774,894	(35,420)

	South Korean Won	Buy	7/18/12	748,753	752,768	(4,015)

	Swedish Krona	Buy	7/18/12	6,907,964	6,840,791	67,173

	Swedish Krona	Sell	7/18/12	6,907,964	6,712,122	(195,842)

	Swedish Krona	Buy	8/16/12	7,469,123	7,323,167	145,956

	Swiss Franc	Buy	7/18/12	1,627,169	1,606,890	20,279

	Swiss Franc	Sell	7/18/12	1,627,169	1,597,083	(30,086)

	Swiss Franc	Buy	8/16/12	1,628,327	1,598,422	29,905

	Taiwan Dollar	Sell	7/18/12	540,075	532,489	(7,586)

	Thai Baht	Buy	7/18/12	1,028,626	1,038,059	(9,433)

	Turkish Lira	Buy	7/18/12	1,887,243	1,869,125	18,118

	Turkish Lira	Sell	7/18/12	1,887,243	1,896,678	9,435

	Turkish Lira	Buy	8/16/12	1,875,695	1,886,233	(10,538)

UBS AG

	Australian Dollar	Buy	7/18/12	10,831,028	10,591,726	239,302

	Australian Dollar	Sell	7/18/12	10,831,027	10,373,693	(457,334)

	Australian Dollar	Sell	8/16/12	262,668	257,865	(4,803)

	Brazilian Real	Buy	7/18/12	196,726	194,304	2,422

Putnam VT Diversified Income Fund 29

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Brazilian Real	Sell	7/18/12	$196,726	$195,147	$(1,579)

	Brazilian Real	Buy	8/16/12	164,396	163,955	441

	British Pound	Buy	7/18/12	3,515,566	3,452,386	63,180

	British Pound	Sell	7/18/12	3,515,566	3,481,778	(33,788)

	British Pound	Buy	8/16/12	3,342,572	3,312,232	30,340

	Canadian Dollar	Buy	7/18/12	6,951,261	6,885,678	65,583

	Canadian Dollar	Sell	7/18/12	6,951,261	6,858,857	(92,404)

	Canadian Dollar	Sell	8/16/12	5,167,765	5,127,794	(39,971)

	Czech Koruna	Buy	7/18/12	2,268,614	2,240,360	28,254

	Czech Koruna	Sell	7/18/12	2,268,614	2,233,539	(35,075)

	Czech Koruna	Sell	8/16/12	1,194,660	1,198,068	3,408

	Euro	Buy	7/18/12	10,399,207	10,247,140	152,067

	Euro	Sell	7/18/12	10,399,207	10,343,610	(55,597)

	Euro	Sell	8/16/12	3,594,128	3,531,182	(62,946)

	Hungarian Forint	Buy	7/18/12	2,121,538	2,030,702	90,836

	Hungarian Forint	Sell	7/18/12	2,121,538	2,007,704	(113,834)

	Hungarian Forint	Buy	8/16/12	437,187	439,338	(2,151)

	Indian Rupee	Sell	7/18/12	1,356,460	1,357,954	1,494

	Japanese Yen	Buy	7/18/12	6,805,404	6,911,381	(105,977)

	Japanese Yen	Sell	7/18/12	6,805,404	6,917,559	112,155

	Japanese Yen	Buy	8/16/12	2,061,442	2,076,017	(14,575)

	Mexican Peso	Buy	7/18/12	2,179,838	2,078,544	101,294

	Mexican Peso	Sell	7/18/12	2,179,838	2,060,014	(119,824)

	Mexican Peso	Sell	8/16/12	42,824	42,884	60

	New Zealand Dollar	Sell	7/18/12	1,022,846	977,015	(45,831)

	Norwegian Krone	Buy	7/18/12	4,008,422	3,937,116	71,306

	Norwegian Krone	Sell	7/18/12	4,008,422	3,910,104	(98,318)

	Norwegian Krone	Buy	8/16/12	498,300	488,668	9,632

	Philippines Peso	Buy	7/18/12	1,057,756	1,031,569	26,187

	Polish Zloty	Buy	7/18/12	1,084,485	1,055,157	29,328

	Polish Zloty	Sell	7/18/12	1,084,485	1,023,308	(61,177)

	Singapore Dollar	Sell	7/18/12	1,250,834	1,242,302	(8,532)

	South African Rand	Buy	7/18/12	1,087,876	1,043,663	44,213

	South African Rand	Sell	7/18/12	1,087,876	1,061,845	(26,031)

	South Korean Won	Buy	7/18/12	1,062,685	1,032,783	29,902

	South Korean Won	Sell	7/18/12	1,062,685	1,032,907	(29,778)

	Swedish Krona	Buy	7/18/12	3,617,405	3,480,575	136,830

	Swedish Krona	Sell	7/18/12	3,617,405	3,495,110	(122,295)

	Swedish Krona	Buy	8/16/12	958,093	938,788	19,305

	Swiss Franc	Buy	7/18/12	4,199,928	4,122,058	77,870

	Swiss Franc	Sell	7/18/12	4,199,928	4,144,911	(55,017)

	Swiss Franc	Sell	8/16/12	4,202,917	4,124,917	(78,000)

	Taiwan Dollar	Buy	7/18/12	1,098,390	1,100,032	(1,642)

	Taiwan Dollar	Sell	7/18/12	1,098,390	1,093,834	(4,556)

	Thai Baht	Buy	7/18/12	1,028,626	1,038,751	(10,125)

	Turkish Lira	Buy	7/18/12	1,533,309	1,507,421	25,888

	Turkish Lira	Sell	7/18/12	1,533,309	1,538,164	4,855

	Turkish Lira	Buy	8/16/12	1,523,928	1,529,533	(5,605)

Westpac Banking Corp.

	Australian Dollar	Buy	7/18/12	4,086,752	4,021,607	65,145

	Australian Dollar	Sell	7/18/12	4,086,752	3,882,701	(204,051)

	Australian Dollar	Buy	8/16/12	3,959,999	3,927,115	32,884

	British Pound	Buy	7/18/12	3,501,158	3,481,425	19,733

30 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,507,934,956) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp. cont.

	British Pound	Sell	7/18/12	$3,501,158	$3,434,608	$(66,550)

	British Pound	Sell	8/16/12	40,872	40,501	(371)

	Canadian Dollar	Buy	7/18/12	3,451,280	3,408,223	43,057

	Canadian Dollar	Sell	7/18/12	3,451,280	3,450,784	(496)

	Canadian Dollar	Sell	8/16/12	3,449,068	3,406,241	(42,827)

	Euro	Buy	7/18/12	13,186,609	12,944,475	242,134

	Euro	Sell	7/18/12	13,186,609	13,084,643	(101,966)

	Euro	Sell	8/16/12	9,668,002	9,498,895	(169,107)

	Japanese Yen	Buy	7/18/12	5,674,259	5,699,156	(24,897)

	Japanese Yen	Sell	7/18/12	5,674,259	5,792,688	118,429

	Japanese Yen	Sell	8/16/12	2,526,566	2,544,372	17,806

	Mexican Peso	Buy	7/18/12	2,149,469	2,115,319	34,150

	Mexican Peso	Sell	7/18/12	2,149,469	2,055,022	(94,447)

	Mexican Peso	Sell	8/16/12	995,831	998,555	2,724

	Norwegian Krone	Buy	7/18/12	4,416,699	4,304,994	111,705

	Norwegian Krone	Sell	7/18/12	4,416,699	4,290,878	(125,821)

	Norwegian Krone	Buy	8/16/12	864,863	848,773	16,090

	Swedish Krona	Buy	7/18/12	2,411,936	2,359,778	52,158

	Swedish Krona	Sell	7/18/12	2,411,936	2,362,388	(49,548)

	Swedish Krona	Buy	8/16/12	2,326,035	2,280,094	45,941

Total						$(3,554,188)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/12	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 3 yr (Short)	60	$6,779,114	Sep-12	$24,836

Australian Government
Treasury Bond 10 yr (Short)	2	256,812	Sep-12	1,506

Canadian Government Bond
10 yr (Long)	36	4,895,590	Sep-12	43,982

Euro-Swiss Franc 3 Month
(Short)	50	13,172,312	Dec-12	(193,149)

Japanese Government Bond
10 yr (Short)	4	7,190,342	Sep-12	(11,031)

Japanese Government Bond
10 yr Mini (Long)	4	719,084	Sep-12	2,132

U.K. Gilt 10 yr (Short)	20	3,730,885	Sep-12	19,025

U.S. Treasury Note 10 yr
(Long)	25	3,334,375	Sep-12	(2,782)

Total				$(115,481)

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$26,020,606) (Unaudited)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$31,805,305	Aug-16/4.35	$5,321,982

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	12,138,243	Aug-16/4.28	310,484

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$26,020,606) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$12,138,243	Aug-16/4.28	$1,970,098

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	10,371,224	Aug-16/4.68	208,358

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	10,371,224	Aug-16/4.68	1,979,804

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	8,642,686	Jul-16/4.67	174,409

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	8,642,686	Jul-16/4.67	1,643,822

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	3,457,075	Jul-16/4.80	64,786

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	3,457,075	Jul-16/4.80	691,837

Putnam VT Diversified Income Fund 31

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$26,020,606) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.89% versus
the three month USD-LIBOR-BBA
maturing June 2021.	$2,749,676	Jun-16/4.89	$23,268

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 2021.	2,749,676	Jun-16/4.39	280,164

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 2.73% versus
the three month USD-LIBOR-BBA
maturing August 2022.	8,124,000	Aug-12/2.73	406

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 2.73% versus
the three month USD-LIBOR-BBA
maturing August 2022.	8,124,000	Aug-12/2.73	693,221

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing June 2026.	666,869	Jun-16/5.86	7,620

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
June 2026.	666,869	Jun-16/4.86	130,980

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 2021.	2,794,314	Jun-16/5.12	22,058

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing
June 2021.	2,794,314	Jun-16/4.12	257,013

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.705% versus
the three month USD-LIBOR-BBA
maturing May 2021.	21,718,479	May-16/4.705	201,070

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.705% versus the three
month USD-LIBOR-BBA maturing
May 2021.	21,718,479	May-16/4.705	2,526,120

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	1,595,000	Jul-12/2.1714	55,729

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.11% versus
the three month USD-LIBOR-BBA
maturing May 2021.	12,146,616	May-16/5.11	95,497

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$26,020,606) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing
May 2021.	$12,146,616	May-16/4.11	$1,113,577

Option on an interest rate swap with
Credit Suisse International for the
obligation to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	36,175,500	Aug-12/2.855	1,085

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	36,175,500	Aug-12/2.855	3,505,044

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	1,595,000	Jul-12/2.1714	55,729

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	1,595,000	Jul-12/2.1714	55,729

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing May 2021.	12,421,759	May-16/4.60	116,516

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing May 2021.	12,421,759	May-16/4.60	1,416,081

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 2021.	6,790,547	May-16/4.765	61,115

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 2021.	6,790,547	May-16/4.765	821,656

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	1,595,000	Jul-12/2.1714	55,729

Option on an interest rate swap with
Goldman Sachs International for
the obligation to receive a fixed rate
of 4.86% versus the three month
USD-LIBOR-BBA maturing May 2021.	12,483,891	May-16/4.86	112,730

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing May 2021.	12,483,891	May-16/4.36	1,265,867

32 Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$26,020,606) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 2045.	$9,916,600	Aug-15/4.375	$344,602

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 2045.	9,916,600	Aug-15/4.375	3,419,740

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
August 2045.	9,916,600	Aug-15/4.46	320,901

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
August 2045.	9,916,600	Aug-15/4.46	3,566,208

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	4,856,047	Jul-16/4.79	91,197

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	4,856,047	Jul-16/4.79	914,491

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	8,626,698	Jul-16/4.74	166,064

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$26,020,606) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	$8,626,698	Jul-16/4.74	$1,593,351

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	2,732,218	Jun-16/4.575	26,093

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	2,732,218	Jun-16/4.575	299,123

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 2025.	25,725,000	Sep-15/4.04	532,250

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 2025.	25,725,000	Sep-15/4.04	3,717,520

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	1,595,000	Jul-12/2.1714	55,727

Total			$40,286,851

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/12 (proceeds receivable
$15,752,344) (Unaudited)	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association
3 1/2s, July 1, 2042	$15,000,000	7/12/12	$15,764,063

Total			$15,764,063

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$9,178,000	$—	5/14/14	0.58%	3 month USD-LIBOR-BBA	$(7,845)

	16,155,000	—	5/14/17	3 month USD-LIBOR-BBA	1.0925%	128,818

	47,717,000	—	5/14/17	1.1005%	3 month USD-LIBOR-BBA	(399,119)

	6,841,000	—	5/14/42	3 month USD-LIBOR-BBA	2.795%	436,586

	1,562,000	41,460	6/20/22	2.183%	3 month USD-LIBOR-BBA	(18,090)

CAD	3,833,000	—	6/13/14	1.285%	3 month CAD-BA-CDOR	(2,143)

CAD	6,539,000	—	6/13/17	1.5875%	3 month CAD-BA-CDOR	(11,094)

CAD	1,641,000	—	6/13/22	2.20%	3 month CAD-BA-CDOR	(5,057)

Barclay’s Bank, PLC
	42,692,000 E	722,904	9/19/22	2.00%	3 month USD-LIBOR-BBA	93,197

	239,019,000 E	202,517	9/19/14	0.60%	3 month USD-LIBOR-BBA	75,837

	21,295,000 E	(59,011)	9/19/17	3 month USD-LIBOR-BBA	1.10%	7,216

	21,293,000 E	(293,271)	9/19/22	3 month USD-LIBOR-BBA	2.00%	20,801

	3,740,000	—	6/15/22	1.807%	3 month USD-LIBOR-BBA	(12,249)

	1,562,000	41,159	6/20/22	2.183%	3 month USD-LIBOR-BBA	(18,391)

AUD	1,041,000	—	6/22/22	6 month AUD-BBR-BBSW	4.035%	3,779

Putnam VT Diversified Income Fund 33

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
AUD	4,670,000	$—	6/22/22	4.06%	6 month AUD-BBR-BBSW	$(26,828)

AUD	5,000,000	—	6/29/22	3.9275%	6 month AUD-BBR-BBSW	26,912

EUR	21,990,000	—	6/18/14	0.935%	6 month EUR-EURIBOR-	(41,822)
					REUTERS

EUR	11,256,000	—	6/18/17	1.365%	6 month EUR-EURIBOR-	(41,621)
					REUTERS

EUR	7,015,000	—	6/18/22	1.945%	6 month EUR-EURIBOR-	33,205
					REUTERS

EUR	672,000	—	6/18/42	6 month EUR-EURIBOR-	2.24%	(10,753)
				REUTERS

EUR	7,995,000	—	6/19/22	6 month EUR-EURIBOR-	1.934%	(48,375)
				REUTERS

EUR	2,630,000	—	6/19/22	1.885%	6 month EUR-EURIBOR-	31,044
					REUTERS

EUR	4,647,000	—	6/25/22	6 month EUR-EURIBOR-	1.97682%	(6,808)
				REUTERS

GBP	5,584,000	—	6/14/17	6 month GBP-LIBOR-BBA	1.3775%	47,602

GBP	1,120,000	—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	4,863

GBP	8,360,000	—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(1,201,876)

GBP	3,732,000	—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(812,966)

GBP	12,640,000 E	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,642,485

Citibank, N.A.
	$1,155,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	29,984

	15,782,000 E	19,498	9/19/17	1.10%	3 month USD-LIBOR-BBA	(29,584)

	10,282,000 E	60,664	9/19/17	3 month USD-LIBOR-BBA	1.10%	92,641

	28,275,000 E	321,430	9/19/22	2.00%	3 month USD-LIBOR-BBA	(95,626)

	8,300,000 E	1,364	9/19/14	0.60%	3 month USD-LIBOR-BBA	(3,035)

	15,064,000 E	(203,056)	9/19/22	3 month USD-LIBOR-BBA	2.00%	19,138

	1,120,000 E	(67,256)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(15,926)

Credit Suisse International
	64,346,000 E	(471,091)	9/19/22	3 month USD-LIBOR-BBA	2.00%	478,011

	49,247,000 E	40,764	9/19/14	3 month USD-LIBOR-BBA	0.60%	66,865

	50,377,000 E	(15,417)	9/19/17	3 month USD-LIBOR-BBA	1.10%	141,255

	2,138,000 E	(142,186)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(44,201)

	134,554,300 E	835,239	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,149,435)

	12,641,000 E	559,238	9/19/42	2.75%	3 month USD-LIBOR-BBA	(20,098)

	38,409,000 E	10,849	9/19/14	0.60%	3 month USD-LIBOR-BBA	(9,508)

	88,825,000 E	(67,188)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(343,433)

	5,203,000	—	6/25/22	3 month USD-LIBOR-BBA	1.7975%	8,385

	2,806,000	—	7/2/22	1.7175%	3 month USD-LIBOR-BBA	17,930

	1,438,000 E	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	84,454

CAD	28,807,000	—	6/13/14	1.28797%	3 month CAD-BA-CDOR	(17,843)

CAD	1,036,000	—	6/13/17	3 month CAD-BA-CDOR	1.57927%	1,357

CAD	12,279,000	—	6/13/22	3 month CAD-BA-CDOR	2.19177%	28,743

CAD	3,850,000	—	6/15/22	2.135%	3 month CAD-BA-CDOR	10,920

CAD	3,260,000	—	6/29/22	2.1725%	3 month CAD-BA-CDOR	905

CHF	814,000	—	5/11/22	6 month CHF-LIBOR-BBA	0.975%	(751)

CHF	6,866,000	—	5/14/22	1.0125%	6 month CHF-LIBOR-BBA	(19,713)

CHF	7,205,000	—	6/19/22	0.94%	6 month CHF-LIBOR-BBA	54,183

EUR	15,495,000	—	6/15/14	6 month EUR-EURIBOR-	0.943%	32,703
				REUTERS

EUR	6,258,000	—	6/15/17	6 month EUR-EURIBOR-	1.377%	28,933
				REUTERS

34 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
EUR	5,914,000	$—	6/15/22	6 month EUR-EURIBOR-	1.947%	$(24,959)
				REUTERS

EUR	18,240,000	—	6/28/14	0.85%	6 month EUR-EURIBOR-	2,202
					REUTERS

EUR	2,651,000	—	7/2/22	6 month EUR-EURIBOR-	1.937%	(17,579)
				REUTERS

EUR	2,139,000	—	7/3/22	6 month EUR-EURIBOR-	1.985%	(2,256)
				REUTERS

EUR	2,051,000	—	7/3/22	6 month EUR-EURIBOR-	1.976%	(4,329)
				REUTERS

GBP	4,803,000	—	6/13/17	1.44%	6 month GBP-LIBOR-BBA	(64,055)

GBP	4,948,000	—	6/13/22	6 month GBP-LIBOR-BBA	2.1675%	48,921

GBP	5,231,000	—	6/15/22	6 month GBP-LIBOR-BBA	2.0125%	(64,581)

GBP	1,899,000	—	6/15/22	1.96%	6 month GBP-LIBOR-BBA	37,937

GBP	8,363,000	—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	1,116,890

MXN	46,690,000	—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	288,192

SEK	119,290,000	—	5/16/22	2.205%	3 month SEK-STIBOR-SIDE	284,367

SEK	13,321,000	—	6/19/22	3 month SEK-STIBOR-SIDE	2.38%	(2,602)

SEK	12,373,000	—	7/2/22	3 month SEK-STIBOR-SIDE	2.325%	(11,608)

Deutsche Bank AG
	$585,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	14,789

	27,666,000 E	236,898	9/19/22	2.00%	3 month USD-LIBOR-BBA	(171,175)

	3,763,000 E	(57,612)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(2,107)

	1,834,000 E	(1,614)	9/19/17	3 month USD-LIBOR-BBA	1.10%	4,090

KRW	5,469,000,000	—	4/24/17	3.54%	3 month KRW-CD-KSDA-	(51,063)
					BLOOMBERG

MXN	46,690,000	—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	296,138

PLN	9,384,000	—	4/16/17	5.01%	6 month PLN-WIBOR-	(51,015)
					WIBO

ZAR	20,262,000	—	4/17/17	3 month ZAR-JIBAR-SAFEX	6.76%	62,738

Goldman Sachs International
	$2,900,000 E	(3,818)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(5,355)

	4,018,000 E	7,473	9/19/14	3 month USD-LIBOR-BBA	0.60%	9,603

	63,100,000 E	742,075	9/19/22	2.00%	3 month USD-LIBOR-BBA	(188,652)

	12,243,500 E	(130,942)	9/19/22	3 month USD-LIBOR-BBA	2.00%	49,650

	1,715,000 E	(755)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(6,088)

	5,774,000 E	(338,505)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(73,883)

	21,430,600	—	2/22/14	1 month USD-FEDERAL FUNDS-	0.1925%	1,134
				H.15

	5,779,000	—	2/23/14	0.19625%	1 month USD-FEDERAL	(722)
					FUNDS-H.15

AUD	2,432,000	—	6/21/22	4.005%	6 month AUD-BBR-BBSW	(1,986)

AUD	867,000	—	6/22/22	4.035%	6 month AUD-BBR-BBSW	(3,147)

CHF	11,100,000	—	6/29/22	0.985%	6 month CHF-LIBOR-BBA	38,077

EUR	1,909,000	—	6/15/17	1.381%	6 month EUR-EURIBOR-	(9,289)
					REUTERS

EUR	3,937,000	—	6/15/22	6 month EUR-EURIBOR-	1.952%	(14,313)
				REUTERS
EUR	534,000	—	6/15/42	2.262%	6 month EUR-EURIBOR-	5,180
					REUTERS

EUR	7,945,000	—	6/19/22	6 month EUR-EURIBOR-	1.919%	(62,098)
				REUTERS

GBP	7,176,000 E	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	269,616

GBP	3,732,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	351,725

Putnam VT Diversified Income Fund 35

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	6,786,000 E	$—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	$(203,099)

GBP	9,324,000	—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	98,940

GBP	3,007,000	—	6/13/17	1.4425%	6 month GBP-LIBOR-BBA	(40,721)

GBP	1,859,000	—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	(3,592)

GBP	6,515,000 E	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(637,207)

GBP	6,515,000 E	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(574,557)

GBP	987,000	—	6/28/22	2.02375%	6 month GBP-LIBOR-BBA	11,332

SEK	12,711,000	—	5/16/22	3 month SEK-STIBOR-SIDE	2.205%	(30,301)

SEK	33,640,000	—	5/29/22	3 month SEK-STIBOR-SIDE	2.215%	(76,191)

SEK	28,470,000	—	6/11/22	2.28%	3 month SEK-STIBOR-SIDE	41,838

JPMorgan Chase Bank NA
	$65,107,800 E	526,856	9/19/22	2.00%	3 month USD-LIBOR-BBA	(433,484)

	26,021,000 E	22,556	9/19/17	1.10%	3 month USD-LIBOR-BBA	(58,369)

	4,585,000 E	(79,091)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(11,463)

	769,000 E	70,487	9/19/42	2.75%	3 month USD-LIBOR-BBA	35,243

	1,871,000 E	(121,902)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(36,155)

CAD	4,790,000	—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(134,283)

CAD	9,418,000	—	5/2/15	3 month CAD-BA-CDOR	1.6575%	86,799

CAD	33,142,000	—	6/13/14	3 month CAD-BA-CDOR	1.2825%	16,860

CAD	5,489,000	—	6/13/17	3 month CAD-BA-CDOR	1.56%	2,177

CAD	3,139,000	—	6/13/22	2.175%	3 month CAD-BA-CDOR	(2,636)

CAD	2,947,000	—	6/25/22	2.1725%	3 month CAD-BA-CDOR	200

EUR	160,000	—	6/15/42	2.245%	6 month EUR-EURIBOR-	2,313
					REUTERS

EUR	3,862,000	—	3/23/14	1 month EUR-EONIA-OIS-	0.506%	22,863
				COMPOUND

EUR	6,336,000	—	3/23/17	1 month EUR-EONIA-OIS-	1.147%	174,231
				COMPOUND

GBP	2,133,000	—	6/13/17	6 month GBP-LIBOR-BBA	1.446%	29,425

GBP	934,000	—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	10,249

JPY	706,300,000	—	6/25/22	0.85%	6 month JPY-LIBOR-BBA	(11,436)

JPY	1,034,000,000	—	7/2/22	6 month JPY-LIBOR-BBA	0.8225%	(21,861)

JPY	1,100,635,000	—	2/20/22	6 month JPY-LIBOR-BBA	0.965%	241,622

JPY	424,200,000 E	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	257,327

JPY	570,400,000 E	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(53,518)

JPY	939,300,000	—	3/6/22	1.0175%	6 month JPY-LIBOR-BBA	(259,695)

MXN	26,419,000	—	9/11/20	6.82%	1 month MXN-TIIE-	(150,639)
					BANXICO

MXN	34,163,000	—	9/14/20	6.82%	1 month MXN-TIIE-	(198,297)
					BANXICO

MXN	6,670,000	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	43,657

MXN	34,260,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	(122,372)
					BANXICO

MXN	91,248,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	(325,925)
					BANXICO

MXN	34,260,000	—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	163,043

MXN	51,780,000	—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	277,246

The Royal Bank of Scotland PLC
	$2,346,000 E	2,347	9/19/22	2.00%	3 month USD-LIBOR-BBA	(32,258)

UBS AG
CHF	38,072,000	—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(246,164)

Total						$(865,909)

E See Note 1 to the financial statements regarding extended effective dates.

36 Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$2,009,887	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$121
				30 year Fannie Mae pools

700,224	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	42
				30 year Fannie Mae pools

Barclay’s Bank, PLC
780,034	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,560
				30 year Fannie Mae pools

1,500,065	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,923
				30 year Fannie Mae pools

1,198,197	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,492
				30 year Fannie Mae pools

5,933,888	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(30,628)
				30 year Fannie Mae pools

579,358	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	1,869
				30 year Fannie Mae pools

2,054,885	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	124
				30 year Fannie Mae pools

933,895	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	56
				30 year Fannie Mae pools

737,806	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,766
				30 year Fannie Mae pools

5,176,132	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(26,717)
				30 year Fannie Mae pools

3,943,573	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	14,785
				30 year Fannie Mae pools

1,493,958	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	4,820
				30 year Fannie Mae pools

174,273	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	120
				30 year Fannie Mae pools

250,481	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	384
				30 year Fannie Mae pools

1,374,252	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(7,093)
				30 year Fannie Mae pools

7,240,000	—	4/7/16	(2.63%)	USA Non Revised	(211,647)
				Consumer Price Index-
				Urban (CPI-U)

2,713,853	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	2,106
				30 year Fannie Mae pools

1,207,690	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	937
				30 year Fannie Mae pools

5,092,609	18,302	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	11,321
				30 year Fannie Mae pools

621,192	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,649
				30 year Ginnie Mae II pools

3,689,030	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	13,830
				30 year Fannie Mae pools

4,037,392	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(20,839)
				30 year Fannie Mae pools

3,325,819	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	10,729
				30 year Fannie Mae pools

2,184,631	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,276)
				30 year Fannie Mae pools

5,414,190	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	18,888
				30 year Fannie Mae pools

16,896,497	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	63,346
				30 year Fannie Mae pools

1,725,272	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	1,339
				30 year Fannie Mae pools

Putnam VT Diversified Income Fund 37

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$3,499,414	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$13,120
				30 year Fannie Mae pools

683,458	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,243
				30 year Fannie Mae pools

2,216,095	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	7,273
				30 year Fannie Mae pools

1,606,926	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	5,274
				30 year Fannie Mae pools

Citibank, N.A.
2,245,144	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	8,417
				30 year Fannie Mae pools

5,164,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	19,363
				30 year Fannie Mae pools

3,513,433	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	13,172
				30 year Fannie Mae pools

Credit Suisse International
1,475,612	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	5,532
				30 year Fannie Mae pools

1,210,195	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	73
				30 year Fannie Mae pools

2,572,630	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(13,279)
				30 year Fannie Mae pools

699,434	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	42
				30 year Fannie Mae pools

Deutsche Bank AG
2,572,630	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(13,279)
				30 year Fannie Mae pools

Goldman Sachs International
2,344,605	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	141
				30 year Fannie Mae pools

4,140,000	—	3/1/16	2.47%	USA Non Revised	75,389
				Consumer Price Index-
				Urban (CPI-U)

3,105,000	—	3/3/16	2.45%	USA Non Revised	53,468
				Consumer Price Index-
				Urban (CPI-U)

1,167,272	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,790
				30 year Fannie Mae pools

1,815,687	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	109
				30 year Fannie Mae pools

1,801,777	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(9,300)
				30 year Fannie Mae pools

676,836	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,493)
				30 year Fannie Mae pools

3,026,672	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	182
				30 year Fannie Mae pools

88,873	194	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	171
				30 year Fannie Mae pools

7,508,262	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	453
				30 year Fannie Mae pools

3,025,883	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	182
				30 year Fannie Mae pools

2,272,767	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	137
				30 year Fannie Mae pools

5,842,567	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	352
				30 year Fannie Mae pools

2,468,322	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(12,740)
				30 year Fannie Mae pools

38 Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
	$115,768	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	$(597)
					30 year Fannie Mae pools

	308,482	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,592)
					30 year Fannie Mae pools

	4,455,000	—	4/3/17	2.3225%	USA Non Revised	64,424
					Consumer Price Index-
					Urban (CPI-U)

	4,455,000	—	4/4/17	2.35%	USA Non Revised	70,910
					Consumer Price Index-
					Urban (CPI-U)

	703,382	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	43
					30 year Fannie Mae pools

	4,455,000	—	4/5/17	2.355%	USA Non Revised	72,135
					Consumer Price Index-
					Urban (CPI-U)

	4,455,000	—	4/5/22	2.66%	USA Non Revised	105,093
					Consumer Price Index-
					Urban (CPI-U)

	5,013,666	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	302
					30 year Fannie Mae pools

GBP	2,780,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail	(105,582)
					Price Index

GBP	2,780,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail	(117,686)
					Price Index

GBP	2,780,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail	(118,861)
					Price Index

GBP	2,780,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail	(172,980)
					Price Index

Total						$(196,592)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

						Fixed payments	Unrealized
Swap counterparty/		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(23,679)	$2,660,000		12/20/19	(100 bp)	$555,837

Deutsche Bank AG
Republic of Argentina, 8.28%, 12/31/33	B3	60,808	520,000		3/20/17	500 bp	(66,081)

Russian Federation, 7 1/2%, 3/31/30	—	—	187,500		4/20/13	(112 bp)	(1,024)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B1	—	EUR	405,000	9/20/13	715 bp	40,573

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	375,000	9/20/13	477 bp	22,905

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	375,000	9/20/13	535 bp	26,367

JPMorgan Chase Bank NA
DJ CDX NA HY Series 18 Index	B+/P	93,765	$3,536,280		6/20/17	500 bp	(26,151)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	95,000		9/20/13	276 bp	2,885

Morgan Stanley Capital Services LLC
Republic of Venezuela, 9 1/4%, 9/15/27	B2	—	680,000		10/20/12	339 bp	3,794

Total							$559,105

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2012. Securities rated by Putnam are indicated by “/P.”

Putnam VT Diversified Income Fund 39

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$—	$213	$5

Energy	7,088	—	—

Health care	11,324	—	—

Total common stocks	18,412	213	5

Asset-backed securities	—	12,217,724	—

Convertible bonds and notes	—	956,328	—

Convertible preferred stocks	147,532	332,615	6

Corporate bonds and notes	—	148,433,101	—

Foreign government and agency bonds and notes	—	30,911,979	—

Mortgage-backed securities	—	122,445,858	—

Preferred stocks	—	547,214	—

Purchased options outstanding	—	58,669,482	—

Senior loans	—	8,917,159	—

U.S. Government and agency mortgage obligations	—	82,123,074	—

U.S. Treasury obligations	—	4,420,635	—

Warrants	—	981	14,678

Short-term investments	24,353,374	91,303,984	—

Totals by level	$24,519,318	$561,280,347	$14,689

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,554,188)	$—

Futures contracts	(115,481)	—	—

Written options	—	(40,286,851)	—

TBA sale commitments	—	(15,764,063)	—

Interest rate swap contracts	—	(3,278,972)	—

Total return swap contracts	—	(215,088)	—

Credit default contracts	—	428,211	—

Totals by level	$(115,481)	$(62,670,951)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Diversified Income Fund

Statement of assets and liabilities
6/30/12 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $552,590,083)	$569,750,031

Affiliated issuers (identified cost $16,064,323) (Note 6)	16,064,323

Cash	24,108

Foreign currency (cost $70,570) (Note 1)	69,502

Dividends, interest and other receivables	4,736,581

Receivable for shares of the fund sold	5,769

Receivable for investments sold	4,571,842

Receivable for sales of delayed delivery securities (Note 1)	15,768,385

Unrealized appreciation on swap contracts (Note 1)	9,378,724

Receivable for variation margin (Note 1)	3,810

Unrealized appreciation on forward currency contracts (Note 1)	11,563,218

Premium paid on swap contracts (Note 1)	2,076,394

Total assets	634,012,687

Liabilities

Payable for investments purchased	1,264,504

Payable for purchases of delayed delivery securities (Note 1)	80,321,598

Payable for shares of the fund repurchased	208,844

Payable for compensation of Manager (Note 2)	208,317

Payable for investor servicing fees (Note 2)	76,850

Payable for custodian fees (Note 2)	45,732

Payable for Trustee compensation and expenses (Note 2)	115,610

Payable for administrative services (Note 2)	907

Payable for distribution fees (Note 2)	66,262

Unrealized depreciation on forward currency contracts (Note 1)	15,117,406

Written options outstanding, at value (premiums received $26,020,606) (Notes 1 and 3)	40,286,851

Premium received on swap contracts (Note 1)	4,638,847

Unrealized depreciation on swap contracts (Note 1)	9,882,120

TBA sale commitments, at value (proceeds receivable $15,752,344) (Note 1)	15,764,063

Collateral on certain derivative contracts, at value (Note 1)	12,709,686

Other accrued expenses	148,653

Total liabilities	180,856,250

Net assets	$453,156,437

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$543,770,604

Undistributed net investment income (Note 1)	9,222,066

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(98,486,748)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(1,349,485)

Total — Representing net assets applicable to capital shares outstanding	$453,156,437

Computation of net asset value Class IA

Net assets	$132,752,753

Number of shares outstanding	19,625,484

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.76

Computation of net asset value Class IB

Net assets	$320,403,684

Number of shares outstanding	47,359,493

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.77

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 41

Statement of operations
Six months ended 6/30/12 (Unaudited)

Investment income

Interest (net of foreign tax of $3,283) (including interest income of $12,426 from investments in affiliated issuers) (Note 6)	$14,284,661

Dividends	38,112

Total investment income	14,322,773

Expenses

Compensation of Manager (Note 2)	1,266,528

Investor servicing fees (Note 2)	229,293

Custodian fees (Note 2)	70,495

Trustee compensation and expenses (Note 2)	18,099

Administrative services (Note 2)	7,686

Distribution fees — Class IB (Note 2)	400,993

Other	172,320

Total expenses	2,165,414

Expense reduction (Note 2)	(234)

Net expenses	2,165,180

Net investment income	12,157,593

Net realized loss on investments (Notes 1 and 3)	(6,772,200)

Net realized loss on swap contracts (Note 1)	(26,205,925)

Net realized gain on futures contracts (Note 1)	1,990,937

Net realized loss on foreign currency transactions (Note 1)	(1,079,955)

Net realized loss on written options (Notes 1 and 3)	(4,968,234)

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(4,870,770)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	48,582,385

Net gain on investments	6,676,238

Net increase in net assets resulting from operations	$18,833,831

Statement of changes in net assets

	Six months ended	Year ended
	6/30/12*	12/31/11

Increase (decrease) in net assets

Operations:

Net investment income	$12,157,593	$26,633,119

Net realized gain (loss) on investments and foreign currency transactions	(37,035,377)	21,134,548

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	43,711,615	(62,479,263)

Net increase (decrease) in net assets resulting from operations	18,833,831	(14,711,596)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(7,963,760)	(15,529,518)

Class IB	(17,976,607)	(33,930,534)

Increase in capital from settlement payments (Note 9)	—	617

Increase (decrease) from capital share transactions (Note 4)	24,191,147	(25,385,940)

Total increase (decrease) in net assets	17,084,611	(89,556,971)

Net assets:

Beginning of period	436,071,826	525,628,797

End of period (including undistributed net investment income of $9,222,066 and $23,004,840, respectively)	$453,156,437	$436,071,826

* Unaudited.

The accompanying notes are an integral part of these financial statements.

42 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/12†	$6.88	.19	.11	.30	(.42)	(.42)	—	$6.76	4.26*	$132,753	.38*	.38*	2.74*	81*

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	—[f,g]	6.88	(3.17)	134,507.76		.76	5.55	155

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74[h]	.74[h]	9.41	115

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[i,j]	.73[i]	9.07[i]	168

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	—[f,k]	5.72	(31.07)	127,770	.74[i]	.74[i]	6.19[i]	198

12/31/07	8.89	.46	(.09)	.37	(.45)	(.45)	—	8.81	4.31	248,629	.75[i]	.75[i]	5.25[i]	79

Class IB

6/30/12†	$6.87	.18	.12	.30	(.40)	(.40)	—	$6.77	4.29 *	$320,404	.51*	.51*	2.61*	81*

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	—[f,g]	6.87	(3.43)	301,565	1.01	1.01	5.30	155

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99[h]	.99[h]	9.13	115

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02[i,j]	.98[i]	8.95[i]	168

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	—[f,k]	5.68	(30.82)	173,632	.99[i]	.99[i]	5.71[i]	198

12/31/07	8.78	.43	(.08)	.35	(.43)	(.43)	—	8.70	4.13	225,160	1.00[i]	1.00[i]	5.02[i]	79

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 9).

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.13%

12/31/08	0.13

12/31/07	0.08

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 43

Notes to financial statements 6/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through June 30, 2012.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, that are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

44 Putnam VT Diversified Income Fund

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $1,055,200,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately 350 futures contracts outstanding for the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $918,900,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,790,500,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally

Putnam VT Diversified Income Fund 45

ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $11,700,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $19,066,527 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $17,489,995 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $16,637,679.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all

46 Putnam VT Diversified Income Fund

or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2011, the fund had a capital loss carryover of $53,777,959 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$19,548,323	$—	$19,548,323	12/31/16

34,229,636	—	34,229,636	12/31/17

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $576,089,524, resulting in gross unrealized appreciation and depreciation of $29,833,766 and $20,108,936, respectively, or net unrealized appreciation of $9,724,830.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 60.9% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $234 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $357, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Putnam VT Diversified Income Fund 47

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $343,390,997 and $317,124,681, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $997,031 and $997,148, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	USD	1,070,138,502	$52,185,798

	CHF	21,550,000	$28,931

Options opened	USD	86,537,000	1,162,816

	CHF	—	—

Options exercised	USD	(229,559,500)	(5,783,046)

	CHF	—	—

Options expired	USD	—	—

	CHF	—	—

Options closed	USD	(462,427,613)	(21,544,962)

	CHF	(21,550,000)	(28,931)

Written options outstanding at the
end of the reporting period	USD	464,688,389	$26,020,606

	CHF	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/12		Year ended 12/31/11		Six months ended 6/30/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	220,735	$1,571,896	379,163	$2,805,090	5,144,686	$35,671,106	4,774,050	$35,812,775

Shares issued in connection with
reinvestment of distributions	1,164,292	7,963,760	2,101,423	15,529,518	2,628,159	17,976,607	4,585,207	33,930,534

	1,385,027	9,535,656	2,480,586	18,334,608	7,772,845	53,647,713	9,359,257	69,743,309

Shares repurchased	(1,323,999)	(9,211,124)	(3,752,195)	(27,557,768)	(4,327,675)	(29,781,098)	(11,645,108)	(85,906,089)

Net increase (decrease)	61,028	$324,532	(1,271,609)	$(9,223,160)	3,445,170	$23,866,615	(2,285,851)	$(16,162,780)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$676,040	Payables	$247,829

Foreign exchange contracts	Receivables	11,563,218	Payables	15,117,406

Equity contracts	Investments	15,659	Payables	—

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	68,959,875*	Unrealized depreciation	54,186,785*

Total		$81,214,792		$69,552,020

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

48 Putnam VT Diversified Income Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$362,449	$362,449

Foreign exchange contracts	—	—	(1,048,772)	—	$(1,048,772)

Interest rate contracts	(11,241,384)	1,990,937	—	(26,568,374)	$(35,818,821)

Total	$(11,241,384)	$1,990,937	$(1,048,772)	$(26,205,925)	$(36,505,144)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(44,336)	$(44,336)

Foreign exchange contracts	—	—	—	(4,849,137)	—	$(4,849,137)

Equity contracts	—	1,773	—	—	—	$1,773

Interest rate contracts	19,683,883	—	(1,162,328)	—	12,263,080	$30,784,635

Total	$19,683,883	$1,773	$(1,162,328)	$(4,849,137)	$12,218,744	$25,892,935

† For the reporting period, the transaction volume for warrants was minimal.

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $12,426 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $131,753,281 and $174,278,269, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $481 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $136 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 10 — New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011-04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

Putnam VT Diversified Income Fund 49

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2012, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2012, the Contract Committee met in executive session with the other Independent Trustees to discuss the Contract Committee’s preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 22, 2012 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2012. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds, including your fund, have relatively new management contracts, which introduced fee schedules that reflect more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for two years — since January or, for a few funds, February 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Under its management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for two years, and the Trustees will continue to examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to

50 Putnam VT Diversified Income Fund

all retail open-end funds of 37.5 basis points (effective March 1, 2012, this expense limitation was reduced to 32 basis points) on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 3rd quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2011 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2011 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and, where applicable, with the performance of competitive funds or targeted annualized return. They noted that since 2009, when Putnam Management began implementing major changes to strengthen its investment personnel and processes, there has been a steady improvement in the number of Putnam funds showing above-median three-year performance results. They also noted the disappointing investment performance of some funds for periods ended December 31, 2011 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2011 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

4th	1st	4th

Over the one-year, three-year and five-year periods ended December 31, 2011, there were 61, 51, 43 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees, while noting that your fund’s investment performance over the three-year period ended December 31, 2011 had been favorable, expressed concern about your fund’s fourth quartile

Putnam VT Diversified Income Fund 51

performance over the one- and five-year periods ended December 31, 2011, and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s view that the fund’s underperformance over the one-year period was due in significant part to the fund’s relative emphasis on shorter duration investments, which reduced the fund’s sensitivity to interest rate changes but detracted from performance. In addition, performance was hurt by the fund’s exposure to high yield, non-Agency residential mortgage-backed securities, and its exposure to emerging markets coupled with currency exposure to the Australian dollar. They also considered Putnam Management’s observation that the fund’s underperformance over the five-year period was due in significant part to the fund’s particularly weak performance in 2007, 2008 and 2011. They noted Putnam Management’s view that performance in 2007 suffered largely as a result of the fund being underweight to non-dollar, emerging markets and high-yield investments relative to its peers, and that performance in 2008 was hurt by the fund’s investments in commercial and residential mortgage-backed securities, which significantly underperformed during the economic downturn in 2008.

The Trustees considered that, although the fund had not performed well over the one- and five-year periods ended December 31, 2011, the fund ranked in the first quartile for the three-year period, and that Putnam Management remained confident in the fund’s portfolio managers and their investment process. The Trustees also considered a number of other changes that Putnam Management had made in recent years in efforts to support and improve fund performance generally. In particular, the Trustees recognized that Putnam Management has adjusted the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to performance issues, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to acquire research services that supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

52 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

Putnam VT Diversified Income Fund 53

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	275816 8/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2012